UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Asian Small Companies Fund Semiannual Report February 28, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2011
Eaton Vance
Asian Small Companies Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Special Meeting of Shareholders	26
Officers and Trustees	27
Important Notices	28

Eaton Vance
Asian Small Companies Fund
February 28, 2011
Portfolio Managers Christopher Darling; Ng Guan Mean, CFA
Performance1

	Class A	Class B
Symbol	EVASX	EBASX
Inception Date	3/1/99	10/8/99

% Average Annual Total Returns at net asset value (NAV)

Six Months	8.71	8.31
One Year	14.18	13.38
Five Years	0.06	-0.50
Ten Years	11.23	10.83
Since Inception	16.01	10.68

% SEC Average Annual Total Returns with maximum sales charge

Six Months	2.47	3.31
One Year	7.59	8.38
Five Years	-1.12	-0.77
Ten Years	10.57	10.83
Since Inception	15.45	10.68

% Maximum Sales Charge	5.75	5.00

% Total Annual Operating Expense Ratios[2]	Class A	Class B

Gross	2.24	2.94
Net	2.04	2.74

Comparative Performance (8/31/10 - 2/28/11)[3]		% Return

MSCI All Country Asia ex Japan Small Cap Index		11.11 *
Lipper Pacific Region Funds Classification		19.47 *

*Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Asian Small Companies Fund
February 28, 2011
Fund Profile

Regional Distribution4 (% of net assets)

Sector Weightings4 (% of net assets)

Top 10 Holdings4 (% of net assets)

Youyuan International Holdings, Ltd.	4.4
PEC, Ltd.	3.8
KNM Group Bhd	3.7
Mudajaya Group Bhd	3.5
China Minzhong Food Corp., Ltd.	3.5
Allahabad Bank, Ltd.	3.5
Ezion Holdings, Ltd.	3.3
CJ O Shopping Co., Ltd.	3.1
Everonn Education, Ltd.	2.8
AKR Corporindo Tbk PT	2.8

Total % of net assets	34.4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Asian Small Companies Fund
February 28, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Average Annual Total Returns are shown at NAV and do not include the applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% – 6th year. Prior to January 1, 2011, Class A shares were subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Effective January 1, 2011, Class A shares were no longer subject to a redemption fee. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower.

2.	Source: Prospectus dated 1/1/11, as revised or supplemented. Net Expense Ratios reflect a contractual expense reduction of 0.15%, which continues through December 31, 2011 and may be changed or terminated at any time thereafter, and 0.05% that may not be terminated without shareholder approval. Without these reductions, performance would have been lower.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Index total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The MSCI All Country Asia ex Japan Small Cap Index is an unmanaged index representing the small-cap segment of Asia, excluding Japan, and its return reflects dividends net of any applicable foreign withholding taxes. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

4.	Regional Distribution, Sector Weightings and Top 10 Holdings are shown as a percentage of net assets of Asian Small Companies Portfolio, a separate registered investment company in which the Fund currently invests and having the same objective and polices as the Fund, and exclude cash equivalents.
Important Notice To Shareholders: At a special meeting of shareholders of the Fund held on March 23, 2011, the shareholders of the Fund approved a new investment advisory agreement between Asian Small Companies Portfolio and Boston Management and Research (BMR), an affiliate of Eaton Vance. Shareholders also approved a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK), pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George.

4

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 – February 28, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)		Ratio

Actual
Class A	$1,000.00	$1,087.10	$9.94	**	1.92%
Class B	$1,000.00	$1,083.10	$13.53	**	2.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.30	$9.59	**	1.92%
Class B	$1,000.00	$1,011.80	$13.07	**	2.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent a waiver of expenses by affiliates, expenses would be higher.

5

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investment in Asian Small Companies Portfolio, at value (identified cost, $47,619,472)	$46,915,205
Receivable for Fund shares sold	27,364
Receivable from affiliates	7,630

Total assets	$46,950,199

Liabilities

Payable for Fund shares redeemed	$142,934
Payable to affiliates:
Management fee	9,537
Distribution and service fees	18,013
Accrued expenses	30,899

Total liabilities	$201,383

Net Assets	$46,748,816

Sources of Net Assets

Paid-in capital	$53,872,677
Accumulated net realized loss from Portfolio	(3,876,549)
Accumulated distributions in excess of net investment income	(2,543,045)
Net unrealized depreciation from Portfolio	(704,267)

Total	$46,748,816

Class A Shares

Net Assets	$35,178,337
Shares Outstanding	2,163,129
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.25

Class B Shares

Net Assets	$11,570,479
Shares Outstanding	720,935
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends allocated from Portfolio (net of foreign taxes, $21,488)	$381,922
Interest allocated from Portfolio	77
Expenses allocated from Portfolio	(316,268)

Total investment income from Portfolio	$65,731

Expenses

Management fee	$66,687
Distribution and service fees
Class A	60,335
Class B	65,636
Trustees’ fees and expenses	250
Custodian fee	5,773
Transfer and dividend disbursing agent fees	51,369
Legal and accounting services	7,925
Printing and postage	16,323
Registration fees	15,935
Miscellaneous	4,471

Total expenses	$294,704

Deduct —
Reduction and waiver of expenses by affiliates	$53,350

Total expense reductions	$53,350

Net expenses	$241,354

Net investment loss	$(175,623)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$8,035,105
Foreign currency transactions	41,535

Net realized gain	$8,076,640

Change in unrealized appreciation (depreciation) —
Investments	$(3,359,419)
Foreign currency	(8,879)

Net change in unrealized appreciation (depreciation)	$(3,368,298)

Net realized and unrealized gain	$4,708,342

Net increase in net assets from operations	$4,532,719

See Notes to Financial Statements.
7

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income (loss)	$(175,623)	$19,133
Net realized gain from investment and foreign currency transactions	8,076,640	11,243,162
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,368,298)	(3,380,002)

Net increase in net assets from operations	$4,532,719	$7,882,293

Distributions to shareholders —
From net investment income
Class A	$(1,319,364)	$(1,556,405)
Class B	(355,934)	(419,563)

Total distributions to shareholders	$(1,675,298)	$(1,975,968)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,352,266	$7,597,537
Class B	1,022,339	1,558,116
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,047,634	1,273,681
Class B	250,033	298,682
Cost of shares redeemed
Class A	(10,491,483)	(17,055,179)
Class B	(2,365,227)	(4,092,962)
Net asset value of shares exchanged
Class A	132,250	318,737
Class B	(132,250)	(318,737)
Redemption fees	1,015	2,693

Net decrease in net assets from Fund share transactions	$(5,183,423)	$(10,417,432)

Net decrease in net assets	$(2,326,002)	$(4,511,107)

Net Assets

At beginning of period	$49,074,818	$53,585,925

At end of period	$46,748,816	$49,074,818

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(2,543,045)	$(692,124)

See Notes to Financial Statements.
8

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010		2009		2008	2007	2006

Net asset value — Beginning of period	$15.450		$13.840		$17.670		$36.150	$26.440	$18.900

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.042)		$0.026		$0.115		$0.468	$0.182	$0.246
Net realized and unrealized gain (loss)	1.429		2.124		(1.900)		(14.502)	9.814	7.297

Total income (loss) from operations	$1.387		$2.150		$(1.785)		$(14.034)	$9.996	$7.543

Less Distributions

From net investment income	$(0.577)		$(0.541)		$—		$(0.262)	$(0.095)	$(0.015)
From net realized gain	—		—		(2.045)		(4.187)	(0.197)	—

Total distributions	$(0.577)		$(0.541)		$(2.045)		$(4.449)	$(0.292)	$(0.015)

Redemption fees(1)	$0.000	(2)	$0.001		$0.000	(2)	$0.003	$0.006	$0.012

Net asset value — End of period	$16.260		$15.450		$13.840		$17.670	$36.150	$26.440

Total Return(3)	8.71	%(4)	15.49%		(3.82)%		(44.18)%	37.99%	39.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,178		$37,002		$40,429		$61,395	$232,415	$192,929
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.92	%(7)(8)	2.20	%(7)	2.66	%(7)	2.10%	1.99%	2.17%
Net investment income (loss)	(0.49	)%(8)	0.17%		1.02%		1.58%	0.54%	1.00%
Portfolio Turnover of the Portfolio	74	%(4)	105%		136%		38%	37%	33%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.15%, 0.11% and 0.10% of average daily net assets for the six months ended February 28, 2011 and the years ended August 31, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.
(8)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010		2009		2008	2007		2006

Net asset value — Beginning of period	$15.210		$13.650		$17.550		$35.930	$26.340		$18.910

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.100)		$(0.059)		$0.057		$0.328	$(0.000	)(2)	$0.119
Net realized and unrealized gain (loss)	1.409		2.085		(1.912)		(14.453)	9.781		7.300

Total income (loss) from operations	$1.309		$2.026		$(1.855)		$(14.125)	$9.781		$7.419

Less Distributions

From net investment income	$(0.469)		$(0.467)		$—		$(0.071)	$—		$—
From net realized gain	—		—		(2.045)		(4.187)	(0.197)		—

Total distributions	$(0.469)		$(0.467)		$(2.045)		$(4.258)	$(0.197)		$—

Redemption fees(1)	$0.000	(2)	$0.001		$0.000	(2)	$0.003	$0.006		$0.011

Net asset value — End of period	$16.050		$15.210		$13.650		$17.550	$35.930		$26.340

Total Return(3)	8.31	%(4)	14.86%		(4.31)%		(44.50)%	37.26%		39.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,570		$12,073		$13,157		$19,110	$48,084		$39,904
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.62	%(7)(8)	2.78	%(8)	3.20	%(8)	2.64%	2.52%		2.68%
Net investment income (loss)	(1.18	)%(7)	(0.39)%		0.52%		1.14%	(0.00	)%(9)	0.49%
Portfolio Turnover of the Portfolio	74	%(4)	105%		136%		38%	37%		33%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.15%, 0.11% and 0.10% of average daily net assets for the six months ended February 28, 2011 and the years ended August 31, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.
(9)	Amount is less than (0.005)%.

See Notes to Financial Statements.
10

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (36.7% at February 28, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $11,278,946 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017 ($9,993,887) and August 31, 2018 ($1,285,059).

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2011, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $66,687. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. In addition, Lloyd George and EVM have agreed to further reduce the Fund’s total operating expenses by an additional 0.15% annually of the Fund’s average daily net assets through December 31, 2011. Thereafter, this expense reduction may be changed or terminated at any time. Such additional reduction is also shared equally by EVM and Lloyd George. Pursuant to these agreements, EVM and Lloyd George were allocated $53,350 in total of the Fund’s operating expenses for the six months ended February 28, 2011. The Fund’s principal underwriter also reduced a portion of its fees (See Note 4). EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2011, EVM earned $2,269 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,069 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2011. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

The costs of preparing, printing and mailing the proxy statements and the costs of soliciting proxies in connection with the shareholder meeting (see Note 8) are being borne directly by Lloyd George or an affiliate.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) and Class B shares (Class B Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. Effective May 19, 2006, the Trustees agreed to a change in the percentage of the Class A Plan pertaining to average net assets attributable to shares which remain outstanding for more than one year from 0.25% to 0.20%, such reduction to continue while the Fund was closed to new investors. The rate change was extended when the Fund reopened to new investors on May 9, 2008 and remains in effect. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by

12

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Class B and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% per annum of the Fund’s average daily net assets attributable to Class B shares and are made from Lloyd George’s own resources, not Fund assets. Distribution fees paid or accrued to EVD for the six months ended February 28, 2011, prior to reduction as noted below, amounted to $47,918 and $49,227 for Class A and Class B shares, respectively, representing 0.24% and 0.75% (annualized) of the average daily net assets of Class A and Class B shares, respectively. At February 28, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $204,000.

Pursuant to the Class A Plan, the Fund makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Pursuant to the Class B Plan, the Fund makes payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2011, prior to reduction as noted below, amounted to $44,595 and $16,409 for Class A and Class B shares, respectively, representing 0.22% and 0.25% (annualized) of the average daily net assets for Class A and Class B shares, respectively.

EVD has contractually agreed to reduce its distribution and service fees with respect to the Class A Plan such that the Fund’s total Class A distribution and service fees will not exceed 0.30% annually of the average daily net assets attributable to Class A shares. The fee reduction may not be terminated without Trustee or shareholder approval. Pursuant to this agreement, EVD reduced its Class A distribution and service fees by $32,178, or 0.16% (annualized) of the average daily net assets for Class A shares for the six months ended February 28, 2011.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2011, the Fund was informed that EVD received approximately $22,000 of CDSCs paid by Class B shareholders, and no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended February 28, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,385,740 and $9,677,158, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	305,826	496,400
Issued to shareholders electing to receive payments of distributions in Fund shares	59,831	81,281
Redemptions	(605,283)	(1,125,379)
Exchange from Class B shares	7,588	20,849

Net decrease	(232,038)	(526,849)

13

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	59,123	102,401
Issued to shareholders electing to receive payments of distributions in Fund shares	14,453	19,270
Redemptions	(138,576)	(271,012)
Exchange to Class A shares	(7,707)	(21,140)

Net decrease	(72,707)	(170,481)

For the six months ended February 28, 2011 and year ended August 31, 2010, the Fund received $1,015 and $2,693, respectively, in redemption fees.

8 Subsequent Changes to Investment Advisory and Other Agreements

On March 23, 2011, the shareholders of the Fund approved a new advisory agreement between Boston Management and Research (BMR), a subsidiary of EVM, and the Portfolio pursuant to which BMR will serve as the investment adviser to the Portfolio, and a sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK) pursuant to which LGM-HK will serve as the sub-adviser to the Portfolio. Such new agreements were also approved by the Trustees of the Fund and Portfolio in December 2010. Pursuant to the new agreements, the investment adviser fee will be computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. BMR will pay LGM-HK a portion of its adviser fee for sub-advisory services provided to the Portfolio. In connection with and contingent upon shareholder approval of the new advisory and sub-advisory agreements, the Trustees of the Fund and Portfolio also approved the termination of the administration agreement between the Portfolio and EVM, the termination of the management agreement between the Fund and EVM, and the adoption of an administrative services agreement between the Fund and EVM. Pursuant to the new administrative services agreement, the administrative fee will be computed at an annual rate of 0.15% of the Fund’s average daily net assets. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George, at which time EVM and Lloyd George will cease to be affiliates.

14

Asian Small Companies Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value

Australia — 1.1%

Metals & Mining — 1.1%

Saracen Mineral Holdings, Ltd.(1)	1,848,671	$1,380,714

		$1,380,714

Total Australia
(identified cost $1,112,832)		$1,380,714

China — 18.7%

Containers & Packaging — 0.6%

AMVIG Holdings, Ltd.	952,000	$751,456

		$751,456

Electronic Equipment, Instruments & Components — 2.0%

China High Precision Automation Group, Ltd.	3,247,000	$2,511,421

		$2,511,421

Energy Equipment & Services — 0.1%

Anton Oilfield Services (Group), Ltd.	600,000	$88,098

		$88,098

Food Products — 5.4%

China Minzhong Food Corp., Ltd.(1)	3,065,000	$4,475,052
Sino Grandness Food Industry Group, Ltd.	6,693,000	2,459,880

		$6,934,932

Household Products — 6.2%

Vinda International Holdings, Ltd.	2,485,000	$2,320,218
Youyuan International Holdings, Ltd.(1)	10,055,000	5,646,789

		$7,967,007

Machinery — 3.7%

China Automation Group, Ltd.	2,664,000	$2,145,278
International Mining Machinery Holdings, Ltd.(1)	3,515,500	2,588,616

		$4,733,894

Real Estate Management & Development — 0.7%

SOHO China, Ltd.	1,198,000	$865,417

		$865,417

Total China
(identified cost $17,088,642)		$23,852,225

Hong Kong — 4.1%

Consumer Finance — 0.9%

Public Financial Holdings, Ltd.	1,688,000	$1,122,426

		$1,122,426

Diversified Financial Services — 1.4%

First Pacific Co., Ltd.	2,342,000	$1,866,674

		$1,866,674

Pharmaceuticals — 1.8%

United Laboratories International Holdings, Ltd. (The)	1,476,000	$2,300,643

		$2,300,643

Textiles, Apparel & Luxury Goods — 0.0%

Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong
(identified cost $9,779,641)		$5,289,743

India — 11.5%

Commercial Banks — 3.5%

Allahabad Bank, Ltd.	1,016,790	$4,466,456

		$4,466,456

Diversified Consumer Services — 2.8%

Everonn Education, Ltd.	284,540	$3,594,108

		$3,594,108

Household Products — 1.8%

Jyothy Laboratories, Ltd.	508,533	$2,378,465

		$2,378,465

IT Services — 1.7%

Infinite Computer Solutions (India), Ltd.	600,184	$2,139,765

		$2,139,765

See Notes to Financial Statements.
15

Asian Small Companies Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 1.7%

Aurobindo Pharma, Ltd.	569,300	$2,166,941

		$2,166,941

Total India
(identified cost $16,882,860)		$14,745,735

Indonesia — 10.4%

Commercial Banks — 2.0%

Bank Bukopin Tbk PT	40,693,500	$2,592,301

		$2,592,301

Consumer Finance — 2.3%

Clipan Finance Indonesia Tbk PT	46,336,000	$2,852,688

		$2,852,688

Food Products — 3.3%

Consciencefood Holding, Ltd.(1)	14,111,000	$2,724,107
First Resources, Ltd.	1,489,000	1,502,926

		$4,227,033

Trading Companies & Distributors — 2.8%

AKR Corporindo Tbk PT	20,127,900	$3,574,662

		$3,574,662

Total Indonesia
(identified cost $12,071,689)		$13,246,684

Malaysia — 13.4%

Automobiles — 1.2%

DRB-HICOM Bhd	2,443,200	$1,502,865

		$1,502,865

Chemicals — 0.9%

HIL Industries Bhd	5,412,300	$1,153,252

		$1,153,252

Construction & Engineering — 3.5%

Mudajaya Group Bhd	2,843,300	$4,481,542

		$4,481,542

Energy Equipment & Services — 4.0%

KNM Group Bhd(1)	5,563,450	$4,664,849
Scomi Marine Bhd(1)	2,701,200	506,212

		$5,171,061

Food Products — 1.1%

United Plantations Bhd	254,000	$1,415,506

		$1,415,506

Health Care Equipment & Supplies — 2.7%

Supermax Corp. Bhd	2,569,000	$3,423,471

		$3,423,471

Total Malaysia
(identified cost $16,887,490)		$17,147,697

Singapore — 12.0%

Construction & Engineering — 3.8%

PEC, Ltd.	5,680,000	$4,843,855

		$4,843,855

Energy Equipment & Services — 4.3%

Ezion Holdings, Ltd.	8,499,000	$4,195,457
Ezra Holdings, Ltd.	1,018,000	1,254,731

		$5,450,188

Industrial Conglomerates — 1.4%

Gallant Venture, Ltd.(1)	6,258,000	$1,827,535

		$1,827,535

Specialty Retail — 2.5%

OSIM International, Ltd.	2,791,000	$3,213,100

		$3,213,100

Total Singapore
(identified cost $11,847,631)		$15,334,678

South Korea — 8.5%

Commercial Banks — 2.3%

Busan Bank	239,240	$2,886,098

		$2,886,098

See Notes to Financial Statements.
16

Asian Small Companies Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 1.1%

Lock & Lock Co., Ltd.	56,030	$1,471,653

		$1,471,653

Internet & Catalog Retail — 3.1%

CJ O Shopping Co., Ltd.	18,491	$3,911,728

		$3,911,728

Semiconductors & Semiconductor Equipment — 2.0%

MELFAS, Inc.	58,860	$2,577,376

		$2,577,376

Total South Korea
(identified cost $10,328,425)		$10,846,855

Taiwan — 10.3%

Computers & Peripherals — 2.9%

Pegatron Corp.(1)	2,516,000	$2,996,047
Simplo Technology Co., Ltd.	99,210	656,044

		$3,652,091

Machinery — 3.2%

AirTAC International Group(1)	373,000	$1,956,096
Sinmag Bakery Machine Corp.	607,000	2,122,204

		$4,078,300

Semiconductors & Semiconductor Equipment — 4.2%

Radiant Opto-Electronics Corp.	997,000	$2,234,728
Siliconware Precision Industries Co., Ltd.	2,276,000	3,141,999

		$5,376,727

Total Taiwan
(identified cost $12,000,314)		$13,107,118

Thailand — 7.5%

Electronic Equipment, Instruments & Components — 1.2%

Delta Electronics (Thailand) PCL(3)	1,620,700	$1,463,865

		$1,463,865

Food & Staples Retailing — 1.5%

Big C Supercenter PCL NVDR	757,800	$1,939,610

		$1,939,610

Food Products — 0.4%

Univanich Palm Oil PCL(3)	197,600	$517,024

		$517,024

Insurance — 2.5%

Bangkok Life Assurance PCL(3)	144,400	$154,217
Bangkok Life Assurance PCL NVDR	2,884,300	3,080,388

		$3,234,605

Real Estate Investment Trusts (REITs) — 1.9%

CPN Retail Growth Leasehold Property Fund	5,815,800	$2,358,656

		$2,358,656

Total Thailand
(identified cost $7,599,925)		$9,513,760

Total Common Stocks
(identified cost $115,599,449)		$124,465,209

Short-Term Investments — 1.7%

	Principal Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/11	$2,179	$2,178,963

Total Short-Term Investments
(identified cost $2,178,963)		$2,178,963

Total Investments — 99.2%
(identified cost $117,778,412)		$126,644,172

Other Assets, Less Liabilities — 0.8%		$1,024,918

Net Assets — 100.0%		$127,669,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	- Non-Voting Depositary Receipt
PCL	- Public Company Ltd.

(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See Notes to Financial Statements.
17

Asian Small Companies Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investments, at value (identified cost, $117,778,412)	$126,644,172
Foreign currency, at value (identified cost, $1,969,123)	1,945,980
Dividends and interest receivable	146,151
Receivable for investments sold	35,317
Receivable for foreign taxes	97,112

Total assets	$128,868,732

Liabilities

Payable for investments purchased	$995,426
Payable to affiliates:
Investment adviser fee	83,270
Administration fee	25,551
Accrued expenses	95,395

Total liabilities	$1,199,642

Net Assets applicable to investors’ interest in Portfolio	$127,669,090

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$118,825,014
Net unrealized appreciation	8,844,076

Total	$127,669,090

See Notes to Financial Statements.
18

Asian Small Companies Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $55,354)	$984,248
Interest	196

Total investment income	$984,444

Expenses

Investment adviser fee	$520,296
Administration fee	172,130
Trustees’ fees and expenses	2,578
Custodian fee	80,979
Legal and accounting services	29,931
Stock dividend tax	1,666
Miscellaneous	4,260

Total expenses	$811,840

Deduct —
Reduction of custodian fee	$4

Total expense reductions	$4

Net expenses	$811,836

Net investment income	$172,608

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$19,233,763
Foreign currency transactions	104,218

Net realized gain	$19,337,981

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $342,578)	$(7,710,920)
Foreign currency	(24,912)

Net change in unrealized appreciation (depreciation)	$(7,735,832)

Net realized and unrealized gain	$11,602,149

Net increase in net assets from operations	$11,774,757

See Notes to Financial Statements.
19

Asian Small Companies Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income	$172,608	$1,483,453
Net realized gain from investment and foreign currency transactions	19,337,981	26,893,904
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(7,735,832)	(7,959,026)

Net increase in net assets from operations	$11,774,757	$20,418,331

Capital transactions —
Contributions	$2,385,740	$5,699,045
Withdrawals	(11,777,131)	(28,324,405)

Net decrease in net assets from capital transactions	$(9,391,391)	$(22,625,360)

Net increase (decrease) in net assets	$2,383,366	$(2,207,029)

Net Assets

At beginning of period	$125,285,724	$127,492,753

At end of period	$127,669,090	$125,285,724

See Notes to Financial Statements.
20

Asian Small Companies Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.18	%(2)	1.29%	1.40%	1.22%	1.14%	1.20%
Net investment income	0.25	%(2)	1.10%	2.24%	2.39%	1.42%	2.01%
Portfolio Turnover	74	%(3)	105%	136%	38%	37%	33%

Total Return	9.11	%(3)	16.53%	(2.59)%	(43.66)%	39.14%	41.33%

Net assets, end of period (000’s omitted)	$127,669		$125,286	$127,493	$157,292	$693,827	$488,982

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
21

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Asian Small Companies Fund held a 36.7% interest in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 63.3% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

22

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2011, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $520,296. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. For the six months ended February 28, 2011, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $172,130.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $101,273,164 and $94,291,997, respectively, for the six months ended February 28, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,935,380

Gross unrealized appreciation	$13,880,994
Gross unrealized depreciation	(9,172,202)

Net unrealized appreciation	$4,708,792

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

23

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Australia	$—	$1,380,714		$—	$1,380,714
China	—	23,852,225		—	23,852,225
Hong Kong	—	5,289,743		0	5,289,743
India	—	14,745,735		—	14,745,735
Indonesia	—	13,246,684		—	13,246,684
Malaysia	2,568,758	14,578,939		—	17,147,697
Singapore	—	15,334,678		—	15,334,678
South Korea	—	10,846,855		—	10,846,855
Taiwan	1,956,096	11,151,022		—	13,107,118
Thailand	3,029,897	6,483,863		—	9,513,760

Total Common Stocks	$7,554,751	$116,910,458	*	$0	$124,465,209

Short-Term Investments	$—	$2,178,963		$—	$2,178,963

Total Investments	$7,554,751	$119,089,421		$0	$126,644,172

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended February 28, 2011 to require a reconciliation of Level 3 investments. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

24

Asian Small Companies Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

8 Subsequent Changes to Investment Advisory and Other Agreements

In December 2010, the Trustees of the Portfolio approved a new advisory agreement between Boston Management and Research (BMR), a subsidiary of EVM, and the Portfolio pursuant to which BMR would serve as the investment adviser to the Portfolio, and a sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK) pursuant to which LGM-HK would serve as the sub-adviser to the Portfolio. Such new agreements were subject to approval by the interest holders of the Portfolio, including the shareholders of the Eaton Vance Asian Small Companies Fund (the Fund). Such agreements were approved by shareholders of the Fund at a special meeting on March 23, 2011 and by the interest holders of the Portfolio at a special meeting on March 24, 2011. Pursuant to the new agreements, the investment adviser fee will be computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. BMR will pay LGM-HK a portion of its adviser fee for sub-advisory services provided to the Portfolio. In connection with and contingent upon shareholder approval of the new advisory and sub-advisory agreements, the Trustees of the Fund and Portfolio also approved the termination of the administration agreement between the Portfolio and EVM, the termination of the management agreement between the Fund and EVM, and the adoption of an administrative services agreement between the Fund and EVM. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George, at which time EVM and Lloyd George will cease to be affiliates.

25

Eaton Vance Asian Small Companies Fund
Asian Small Companies Portfolio

February 28, 2011

Special Meeting of Shareholders (Unaudited)

Eaton Vance Asian Small Companies Fund

The Fund held a Special Meeting of Shareholders on March 23, 2011 to approve new investment advisory and sub-advisory agreements for Asian Small Companies Portfolio, the registered investment company in which the Fund invests. The results of the vote were as follows:

	Number of Shares
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between Boston Management and Research (“BMR”) and the Portfolio.	1,107,317	49,818	38,550	398,516
Proposal 2: To approve a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (“LGM-HK”), pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	1,094,557	56,256	44,871	398,516

Asian Small Companies Portfolio

The Portfolio held a Special Meeting of Interest Holders on March 24, 2011 to approve new investment advisory and sub-advisory agreements. The results of the vote were as follows:

	Interest in the Portfolio
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between BMR and the Portfolio.	88%	1%	1%	10%
Proposal 2: To approve a new investment sub-advisory agreement between BMR and LGM-HK, pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	88%	1%	1%	10%

*	Broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated as shares that are present at the meeting for purposes of establishing a quorum, but have the effect of a vote against the Proposals.

    Results are rounded to the nearest whole number.

26

Eaton Vance
Asian Small Companies Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Hon. Robert Lloyd George President William Walter Raleigh Kerr Vice President and Assistant Treasurer Christopher Darling Vice President Ng Guan Mean Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

27

Eaton Vance
Asian Small Companies Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

28

Sponsor and Manager of Eaton Vance Asian Small Companies Fund and Administrator of Asian Small Companies Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Asian Small Companies Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

405-4/11	ASSRC

Eaton Vance Greater China Growth Fund Semiannual Report February 28, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2011
Eaton Vance
Greater China Growth Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Special Meeting of Shareholders	28
Officers and Trustees	29
Important Notices	30

Eaton Vance
Greater China Growth Fund
February 28, 2011
Portfolio Manager Pamela Chan
Performance1

	Class A	Class B	Class C	Class I
Symbol	EVCGX	EMCGX	ECCGX	EICGX
Inception Date	10/28/92	6/7/93	12/28/93	10/1/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	10.56	10.06	10.08	10.65
One Year	12.98	12.22	12.20	13.34
Five Years	12.22	11.62	11.62	N.A.
Ten Years	10.09	9.46	9.43	N.A.
Since Inception	6.93	5.56	3.31	9.88

% SEC Average Annual Total Returns with maximum sales charge

Six Months	4.19	5.19	9.11	10.65
One Year	6.47	7.26	11.20	13.34
Five Years	10.90	11.36	11.62	N.A.
Ten Years	9.44	9.46	9.43	N.A.
Since Inception	6.58	5.56	3.31	9.88

% Maximum Sales Charge	5.75	5.00	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

Gross	2.10	2.80	2.80	1.80
Net	1.95	2.65	2.65	1.65

Comparative Performance (8/31/10 - 2/28/11)[3]				% Return

MSCI Golden Dragon Index				13.72 *
Lipper China Region Funds Classification				13.91 *

* Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Greater China Growth Fund
February 28, 2011
Fund Profile

Regional Distribution4 (% of net assets)

Sector Weightings4 (% of net assets)

Top 10 Holdings4 (% of net assets)

CNOOC, Ltd.	4.2
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4
China Construction Bank Corp., Class H	3.4
China Mobile, Ltd.	3.4
Industrial & Commercial Bank of China, Ltd., Class H	2.9
Li & Fung, Ltd.	2.7
Sun Hung Kai Properties, Ltd.	2.5
BOC Hong Kong (Holdings), Ltd.	2.5
China Oilfield Services, Ltd., Class H	2.3
Tencent Holdings, Ltd.	2.3

Total % of net assets	29.6

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Greater China Growth Fund
February 28, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Average Annual Total Returns are shown at NAV and do not include the applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% – 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at NAV. Prior to January 1, 2011, Class A and Class I shares were subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Effective January 1, 2011, Class A and Class I shares were no longer subject to a redemption fee. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would be lower.

2.	Source: Prospectus dated 1/1/11, as revised or supplemented. Net Expense Ratios reflect a contractual expense reduction of 0.10%, which continues through December 31, 2011 and may be changed or terminated at any time thereafter, and 0.05% that may not be terminated without shareholder approval. Without these reductions, performance would have been lower.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Index total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan, and its return reflects dividends net of any applicable foreign withholding taxes. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

4.	Regional Distribution, Sector Weightings and Top 10 Holdings are shown as a percentage of net assets of Greater China Growth Portfolio, a separate registered investment company in which the Fund currently invests and having the same objective and polices as the Fund, and exclude cash equivalents.
Important Notice To Shareholders: At a special meeting of shareholders of the Fund held on April 6, 2011, the shareholders of the Fund approved a new investment advisory agreement between Greater China Growth Portfolio and Boston Management and Research (BMR), an affiliate of Eaton Vance. Shareholders also approved a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (“LGM-HK), pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 – February 28, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)		Ratio

Actual
Class A	$1,000.00	$1,105.60	$9.35	**	1.79%
Class B	$1,000.00	$1,100.60	$12.97	**	2.49%
Class C	$1,000.00	$1,100.80	$12.97	**	2.49%
Class I	$1,000.00	$1,106.50	$7.78	**	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.90	$8.95	**	1.79%
Class B	$1,000.00	$1,012.40	$12.42	**	2.49%
Class C	$1,000.00	$1,012.40	$12.42	**	2.49%
Class I	$1,000.00	$1,017.40	$7.45	**	1.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent a waiver of expenses by affiliates, expenses would be higher.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investment in Greater China Growth Portfolio, at value (identified cost, $205,619,015)	$234,694,622
Receivable for Fund shares sold	88,237
Receivable from affiliate	27,506

Total assets	$234,810,365

Liabilities

Payable for Fund shares redeemed	$683,567
Payable to affiliates:
Management fee	45,843
Distribution and service fees	91,778
Accrued expenses	107,469

Total liabilities	$928,657

Net Assets	$233,881,708

Sources of Net Assets

Paid-in capital	$207,032,115
Accumulated distributions in excess of net realized gain	(1,045,559)
Accumulated net investment loss	(1,180,455)
Net unrealized appreciation from Portfolio	29,075,607

Total	$233,881,708

Class A Shares

Net Assets	$154,811,500
Shares Outstanding	7,487,513
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.68
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.94

Class B Shares

Net Assets	$27,570,123
Shares Outstanding	1,366,643
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.17

Class C Shares

Net Assets	$43,002,964
Shares Outstanding	2,137,088
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.12

Class I Shares

Net Assets	$8,497,121
Shares Outstanding	410,239
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends allocated from Portfolio (net of foreign taxes, $36,936)	$1,430,524
Interest allocated from Portfolio	106
Expenses allocated from Portfolio	(1,418,291)

Total investment income from Portfolio	$12,339

Expenses

Management fee	$310,705
Distribution and service fees
Class A	245,457
Class B	150,124
Class C	231,152
Trustees’ fees and expenses	250
Custodian fee	12,891
Transfer and dividend disbursing agent fees	216,297
Legal and accounting services	10,329
Printing and postage	40,143
Registration fees	26,956
Miscellaneous	6,746

Total expenses	$1,251,050

Deduct —
Reduction and waiver of expenses by affiliates	$186,423

Total expense reductions	$186,423

Net expenses	$1,064,627

Net investment loss	$(1,052,288)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$18,546,760
Foreign currency transactions	224,430

Net realized gain	$18,771,190

Change in unrealized appreciation (depreciation) —
Investments	$6,344,482
Foreign currency	(7,105)

Net change in unrealized appreciation (depreciation)	$6,337,377

Net realized and unrealized gain	$25,108,567

Net increase in net assets from operations	$24,056,279

Eaton Vance
Greater China Growth Fund

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment loss	$(1,052,288)	$(593,962)
Net realized gain from investment and foreign currency transactions	18,771,190	24,685,190
Net change in unrealized appreciation (depreciation) from investments and foreign currency	6,337,377	1,065,259

Net increase in net assets from operations	$24,056,279	$25,156,487

Distributions to shareholders —
From net investment income
Class A	$—	$(776,608)
Class B	—	(25,079)
Class C	—	(40,089)
Class I	—	(53,685)
From net realized gain
Class A	(18,617,204)	(2,168,317)
Class B	(3,428,366)	(429,710)
Class C	(5,334,413)	(678,515)
Class I	(1,033,712)	(77,742)

Total distributions to shareholders	$(28,413,695)	$(4,249,745)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,502,000	$18,922,595
Class B	1,394,499	3,987,552
Class C	3,334,220	8,205,914
Class I	1,767,955	9,948,874
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	15,608,873	2,499,518
Class B	2,881,329	383,436
Class C	3,876,713	543,368
Class I	727,677	83,873
Cost of shares redeemed
Class A	(18,013,933)	(45,617,234)
Class B	(3,185,252)	(7,060,613)
Class C	(6,878,805)	(17,281,601)
Class I	(1,206,606)	(2,100,356)
Net asset value of shares exchanged
Class A	1,212,172	1,361,042
Class B	(1,212,172)	(1,361,042)
Redemption fees	1,350	9,570

Net increase (decrease) in net assets from Fund share transactions	$9,810,020	$(27,475,104)

Net increase (decrease) in net assets	$5,452,604	$(6,568,362)

Net Assets

At beginning of period	$228,429,104	$234,997,466

At end of period	$233,881,708	$228,429,104

Accumulated net investment loss included in net assets

At end of period	$(1,180,455)	$(128,167)

Eaton Vance
Greater China Growth Fund

February 28, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$21.090		$19.280		$23.310	$32.700	$18.010	$14.590

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.073)		$(0.015)		$0.164	$(0.090)	$(0.068)	$0.045
Net realized and unrealized gain (loss)	2.356		2.199		(1.265)	(7.353)	14.783	3.490

Total income (loss) from operations	$2.283		$2.184		$(1.101)	$(7.443)	$14.715	$3.535

Less Distributions

From net investment income	$—		$(0.099)		$—	$—	$(0.030)	$(0.117)
From net realized gain	(2.693)		(0.276)		(2.932)	(1.956)	—	—

Total distributions	$(2.693)		$(0.375)		$(2.932)	$(1.956)	$(0.030)	$(0.117)

Redemption fees(1)	$0.000	(2)	$0.001		$0.003	$0.009	$0.005	$0.002

Net asset value — End of period	$20.680		$21.090		$19.280	$23.310	$32.700	$18.010

Total Return(3)	10.56	%(4)	11.19%		(0.09)%	(24.79)%	81.80%	24.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$154,812		$149,279		$157,461	$187,994	$274,135	$131,283
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.79	%(6)(7)	2.17	%(6)	2.32%	2.12%	2.15%	2.35%
Expenses after custodian fee reduction(5)	1.79	%(6)(7)	2.17	%(6)	2.32%	2.12%	2.15%	2.34%
Net investment income (loss)	(0.64	)%(7)	(0.07)%		0.99%	(0.29)%	(0.28)%	0.27%
Portfolio Turnover of the Portfolio	34	%(4)	58%		62%	48%	62%	49%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% and 0.03% of average daily net assets for the six months ended February 28, 2011 and year ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.
(7)	Annualized.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$20.700		$18.970		$23.110	$32.580	$18.010	$14.590

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.148)		$(0.133)		$0.081	$(0.240)	$(0.192)	$(0.037)
Net realized and unrealized gain (loss)	2.311		2.154		(1.292)	(7.283)	14.757	3.497

Total income (loss) from operations	$2.163		$2.021		$(1.211)	$(7.523)	$14.565	$3.460

Less Distributions

From net investment income	$—		$(0.016)		$—	$—	$—	$(0.042)
From net realized gain	(2.693)		(0.276)		(2.932)	(1.956)	—	—

Total distributions	$(2.693)		$(0.292)		$(2.932)	$(1.956)	$—	$(0.042)

Redemption fees(1)	$0.000	(2)	$0.001		$0.003	$0.009	$0.005	$0.002

Net asset value — End of period	$20.170		$20.700		$18.970	$23.110	$32.580	$18.010

Total Return(3)	10.06	%(4)	10.63%		(0.63)%	(25.13)%	80.90%	23.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,570		$28,172		$29,580	$33,850	$48,913	$23,533
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.49	%(6)(7)	2.72	%(6)	2.82%	2.62%	2.65%	2.85%
Expenses after custodian fee reduction(5)	2.49	%(6)(7)	2.72	%(6)	2.82%	2.62%	2.65%	2.84%
Net investment income (loss)	(1.33	)%(7)	(0.64)%		0.49%	(0.78)%	(0.79)%	(0.22)%
Portfolio Turnover of the Portfolio	34	%(4)	58%		62%	48%	62%	49%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% and 0.03% of average daily net assets for the six months ended February 28, 2011 and year ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.
(7)	Annualized.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$20.650		$18.930		$23.070	$32.520	$17.980	$14.580

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.148)		$(0.135)		$0.081	$(0.245)	$(0.190)	$(0.026)
Net realized and unrealized gain (loss)	2.311		2.147		(1.292)	(7.258)	14.725	3.482

Total income (loss) from operations	$2.163		$2.012		$(1.211)	$(7.503)	$14.535	$3.456

Less Distributions

From net investment income	$—		$(0.017)		$—	$—	$—	$(0.058)
From net realized gain	(2.693)		(0.276)		(2.932)	(1.956)	—	—

Total distributions	$(2.693)		$(0.293)		$(2.932)	$(1.956)	$—	$(0.058)

Redemption fees(1)	$0.000	(2)	$0.001		$0.003	$0.009	$0.005	$0.002

Net asset value — End of period	$20.120		$20.650		$18.930	$23.070	$32.520	$17.980

Total Return(3)	10.08	%(4)	10.61%		(0.63)%	(25.12)%	80.87%	23.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,003		$43,522		$47,957	$53,948	$79,337	$32,547
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.49	%(6)(7)	2.72	%(6)	2.82%	2.62%	2.65%	2.85%
Expenses after custodian fee reduction(5)	2.49	%(6)(7)	2.72	%(6)	2.82%	2.62%	2.65%	2.84%
Net investment income (loss)	(1.34	)%(7)	(0.65)%		0.49%	(0.80)%	(0.78)%	(0.15)%
Portfolio Turnover of the Portfolio	34	%(4)	58%		62%	48%	62%	49%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% and 0.03% of average daily net assets for the six months ended February 28, 2011 and year ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.
(7)	Annualized.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$21.090		$20.860

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.042)		$0.139
Net realized and unrealized gain	2.355		0.557

Total income from operations	$2.313		$0.696

Less Distributions

From net investment income	$—		$(0.191)
From net realized gain	(2.693)		(0.276)

Total distributions	$(2.693)		$(0.467)

Redemption fees(2)	$0.000	(3)	$0.001

Net asset value — End of period	$20.710		$21.090

Total Return(4)	10.65	%(5)	3.24	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,497		$7,457
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.49	%(8)(9)	1.72	%(8)(9)
Net investment income (loss)	(0.37	)%(8)	0.72	%(8)
Portfolio Turnover of the Portfolio	34	%(5)	58	%(10)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser to the Portfolio and manager subsidized certain operating expenses (equal to 0.10% and 0.03% of average daily net assets for the six months ended February 28, 2011 and period ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.
(10)	For the Portfolio’s year ended August 31, 2010.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective, January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2011, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $310,705. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Lloyd George and EVM have agreed to further reduce the Fund’s total operating expenses by an additional 0.10% annually of the Fund’s average daily net assets through December 31, 2011. Thereafter, this expense reduction may be changed or terminated at any time. Such additional reduction is also shared equally by EVM and Lloyd George. Pursuant to these agreements, EVM and Lloyd George were allocated $186,423 in total of the Fund’s operating expenses for the six months ended February 28, 2011. The Fund’s principal underwriter also reduced a portion of its fees (see Note 4). EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2011, EVM earned $11,252 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,019 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

The costs of preparing, printing and mailing the proxy statements and the costs of soliciting proxies in connection with the shareholder meeting (see Note 8) are being borne directly by Lloyd George or an affiliate.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Plans, the Fund pays EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% and 0.125% per annum of the Fund’s average daily net assets attributable to Class B and Class C shares, respectively, and are made from Lloyd George’s own resources, not Fund assets. Distribution fees paid or accrued to EVD for the six months ended February 28, 2011, prior to reduction as noted below, amounted to $226,748, $112,593 and $173,364 for Class A, Class B and Class C shares, respectively, representing 0.28%, 0.75% and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At February 28, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $3,077,000 and $15,090,000, respectively.

Pursuant to the Class A Plan, the Fund makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Pursuant to the Class B and Class C Plans, the Fund makes payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

They are separate and distinct from the commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2011, prior to reduction as noted below, amounted to $182,346, $37,531 and $57,788 for Class A, Class B and Class C shares, respectively, representing 0.22%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

EVD has contractually agreed to reduce its distribution and service fees with respect to the Class A Plan such that the Fund’s total Class A distribution and service fees will not exceed 0.30% annually of the average daily net assets attributable to Class A shares. The fee reduction may not be terminated without Trustee or shareholder approval. Pursuant to this agreement, EVD reduced its Class A distribution and service fees by $163,637, or 0.20% (annualized) of the average daily net assets for Class A shares for the six months ended February 28, 2011.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2011, the Fund was informed that EVD received approximately $37,000 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended February 28, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,693,775 and $21,560,435, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	417,513	880,345
Issued to shareholders electing to receive payments of distributions in Fund shares	736,268	112,947
Redemptions	(796,901)	(2,143,509)
Exchange from Class B shares	51,116	63,655

Net increase (decrease)	407,996	(1,086,562)

Eaton Vance
Greater China Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	62,868	187,818
Issued to shareholders electing to receive payments of distributions in Fund shares	139,127	17,580
Redemptions	(144,150)	(339,064)
Exchange to Class A shares	(52,189)	(64,706)

Net increase (decrease)	5,656	(198,372)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	152,326	387,278
Issued to shareholders electing to receive payments of distributions in Fund shares	187,643	24,971
Redemptions	(310,176)	(838,728)

Net increase (decrease)	29,793	(426,479)

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	75,767	449,898
Issued to shareholders electing to receive payments of distributions in Fund shares	34,276	3,800
Redemptions	(53,409)	(100,093)

Net increase	56,634	353,605

(1)	Class I commenced operations on October 1, 2009.

For the six months ended February 28, 2011 and year ended August 31, 2010, the Fund received $1,350 and $9,570, respectively, in redemption fees.

8 Subsequent Changes to Investment Advisory and Other Agreements

On April 6, 2011, the shareholders of the Fund approved a new advisory agreement between Boston Management and Research (BMR), a subsidiary of EVM, and the Portfolio pursuant to which BMR will serve as the investment adviser to the Portfolio, and a sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK) pursuant to which LGM-HK will serve as the sub-adviser to the Portfolio. Such new agreements were also approved by the Trustees of the Fund and Portfolio in December 2010. Pursuant to the new agreements, the investment adviser fee will be computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. BMR will pay LGM-HK a portion of its adviser fee for sub-advisory services provided to the Portfolio. In connection with and contingent upon shareholder approval of the new advisory and sub-advisory agreements, the Trustees of the Fund and Portfolio also approved the termination of the administration agreement between the Portfolio and EVM, the termination of the management agreement between the Fund and EVM, and the adoption of an administrative services agreement between the Fund and EVM. Pursuant to the new administrative services agreement, the administrative fee will be computed at an annual rate of 0.15% of the Fund’s average daily net assets. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George, at which time EVM and Lloyd George will cease to be affiliates.

Greater China Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value

China — 53.0%

Commercial Banks — 7.5%

China Construction Bank Corp., Class H	9,066,110	$7,954,224
Chongqing Rural Commercial Bank Co., Ltd., Class H(1)	3,671,000	2,865,906
Industrial & Commercial Bank of China, Ltd., Class H	8,865,000	6,829,900

		$17,650,030

Communications Equipment — 1.9%

O-Net Communications Group, Ltd.(1)	6,000,000	$4,515,849

		$4,515,849

Computers & Peripherals — 1.4%

Lenovo Group, Ltd.	5,552,000	$3,371,083

		$3,371,083

Construction Materials — 3.3%

Anhui Conch Cement Co., Ltd., Class H	868,000	$4,193,228
BBMG Corp., Class H	2,607,000	3,503,846

		$7,697,074

Containers & Packaging — 0.1%

Greatview Aseptic Packaging Co., Ltd.(1)	403,000	$282,017

		$282,017

Diversified Telecommunication Services — 0.9%

CITIC Telecom International Holdings, Ltd.	6,781,000	$2,166,248

		$2,166,248

Electrical Equipment — 0.6%

Dongfang Electric Corp., Ltd., Class H	347,800	$1,335,543

		$1,335,543

Electronic Equipment, Instruments & Components — 1.2%

Digital China Holdings, Ltd.	1,487,000	$2,756,924

		$2,756,924

Energy Equipment & Services — 2.3%

China Oilfield Services, Ltd., Class H	2,730,000	$5,478,441

		$5,478,441

Food & Staples Retailing — 0.8%

China Resources Enterprise, Ltd.	474,000	$1,750,379

		$1,750,379

Food Products — 3.5%

China Mengniu Dairy Co., Ltd.	437,000	$1,163,339
China Minzhong Food Corp, Ltd.(1)	2,574,000	3,758,167
China Yurun Food Group, Ltd.	1,000,000	3,185,965

		$8,107,471

Health Care Equipment & Supplies — 1.1%

China Kanghui Holdings, Inc. ADR(1)	148,400	$2,487,184

		$2,487,184

Household Durables — 1.3%

Skyworth Digital Holdings, Ltd.	4,926,520	$3,140,031

		$3,140,031

Insurance — 3.2%

China Life Insurance Co., Ltd., Class H	750,000	$2,858,638
Ping An Insurance (Group) Co. of China, Ltd., Class H	448,000	4,623,368

		$7,482,006

Internet Software & Services — 2.8%

Baidu, Inc. ADR(1)	9,500	$1,151,020
Tencent Holdings, Ltd.	200,800	5,360,248

		$6,511,268

Machinery — 3.4%

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H(1)	743,000	$1,701,993
China Rongsheng Heavy Industries Group Holdings, Ltd.(1)	2,852,000	2,519,486
Sany Heavy Equipment International Holdings Co., Ltd.	2,606,000	3,615,806

		$7,837,285

Media — 1.8%

Focus Media Holding, Ltd. ADR(1)	161,300	$4,277,676

		$4,277,676

Metals & Mining — 1.0%

Real Gold Mining, Ltd.(1)	1,604,500	$2,425,824

		$2,425,824

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.4%

China Shenhua Energy Co., Ltd., Class H	644,000	$2,685,148
CNOOC, Ltd.	4,354,000	9,929,740

		$12,614,888

Paper & Forest Products — 0.3%

Nine Dragons Paper Holdings, Ltd.	646,000	$722,402

		$722,402

Real Estate Management & Development — 2.5%

China Overseas Land & Investment, Ltd.	1,949,040	$3,257,787
Longfor Properties Co., Ltd.	1,853,000	2,622,228

		$5,880,015

Specialty Retail — 1.7%

Belle International Holdings, Ltd.	2,318,000	$4,056,935

		$4,056,935

Textiles, Apparel & Luxury Goods — 1.6%

Daphne International Holdings, Ltd.	712,000	$561,766
Ports Design, Ltd.	1,357,000	3,235,166

		$3,796,932

Wireless Telecommunication Services — 3.4%

China Mobile, Ltd.	843,500	$7,944,631

		$7,944,631

Total China
(identified cost $102,921,261)		$124,288,136

Hong Kong — 20.9%

Capital Markets — 1.1%

Guotai Junan International Holdings, Ltd.	4,669,000	$2,583,244

		$2,583,244

Chemicals — 1.2%

Huabao International Holdings, Ltd.	2,216,000	$2,797,031

		$2,797,031

Commercial Banks — 3.4%

BOC Hong Kong (Holdings), Ltd.	1,858,000	$5,777,702
Hang Seng Bank, Ltd.	145,000	2,313,843

		$8,091,545

Distributors — 2.7%

Li & Fung, Ltd.	1,032,000	$6,278,882

		$6,278,882

Diversified Financial Services — 1.0%

Hong Kong Exchanges and Clearing, Ltd.	108,400	$2,358,064

		$2,358,064

Industrial Conglomerates — 2.1%

Hutchison Whampoa, Ltd.	415,000	$4,901,106

		$4,901,106

Insurance — 1.6%

AIA Group, Ltd.(1)	1,280,600	$3,740,839

		$3,740,839

Marine — 0.9%

Orient Overseas (International), Ltd.	267,000	$2,168,515

		$2,168,515

Real Estate Management & Development — 4.6%

Cheung Kong (Holdings), Ltd.	314,000	$4,913,503
Sun Hung Kai Properties, Ltd.	360,331	5,855,963

		$10,769,466

Semiconductors & Semiconductor Equipment — 1.4%

ASM Pacific Technology, Ltd.	247,600	$3,317,424

		$3,317,424

Textiles, Apparel & Luxury Goods — 0.9%

Texwinca Holdings, Ltd.	1,972,000	$1,995,603

		$1,995,603

Total Hong Kong
(identified cost $44,357,747)		$49,001,719

Singapore — 1.0%

Real Estate Management & Development — 1.0%

Hongkong Land Holdings, Ltd.	344,000	$2,365,844

		$2,365,844

Total Singapore
(identified cost $2,492,651)		$2,365,844

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan — 24.8%

Capital Markets — 0.9%

Yuanta Financial Holding Co., Ltd.	3,007,000	$2,065,951

		$2,065,951

Chemicals — 5.0%

Formosa Chemicals & Fibre Corp.	770,000	$2,630,410
Formosa Plastics Corp.	1,562,000	5,250,693
Taiwan Fertilizer Co., Ltd.	1,238,000	3,869,854

		$11,750,957

Commercial Banks — 1.7%

Chinatrust Financial Holding Co., Ltd.	5,115,000	$4,031,293

		$4,031,293

Computers & Peripherals — 1.0%

Acer, Inc.	977,679	$2,386,911

		$2,386,911

Diversified Telecommunication Services — 2.3%

Chunghwa Telecom Co., Ltd.	1,784,523	$5,305,077

		$5,305,077

Electronic Equipment, Instruments & Components — 4.8%

Hon Hai Precision Industry Co., Ltd.	1,408,800	$5,227,450
Synnex Technology International Corp.	1,919,357	4,561,250
Unimicron Technology Corp.	747,000	1,395,682

		$11,184,382

Insurance — 0.2%

Cathay Financial Holding Co., Ltd.	335,000	$538,895

		$538,895

Marine — 1.0%

First Steamship Co., Ltd.	1,095,000	$2,282,665

		$2,282,665

Multiline Retail — 1.7%

Far Eastern Department Stores, Ltd.	2,682,000	$4,085,387

		$4,085,387

Semiconductors & Semiconductor Equipment — 6.2%

Advanced Semiconductor Engineering, Inc.	3,468,000	$3,913,926
Powertech Technology, Inc.	784,000	2,750,533
Taiwan Semiconductor Manufacturing Co., Ltd.	3,355,839	7,996,099

		$14,660,558

Total Taiwan
(identified cost $55,082,974)		$58,292,076

Total Common Stocks
(identified cost $204,854,633)		$233,947,775

Short-Term Investments — 0.5%

	Principal Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/11	$1,105	$1,105,189

Total Short-Term Investments
(identified cost $1,105,189)		$1,105,189

Total Investments — 100.2%
(identified cost $205,959,822)		$235,052,964

Other Assets, Less Liabilities — (0.2)%		$(357,919)

Net Assets — 100.0%		$234,695,045

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investments, at value (identified cost, $205,959,822)	$235,052,964
Foreign currency, at value (identified cost, $1,124,139)	1,112,074

Total assets	$236,165,038

Liabilities

Payable for investments purchased	$1,145,803
Payable to affiliates:
Investment adviser fee	149,749
Administration fee	45,950
Accrued expenses	128,491

Total liabilities	$1,469,993

Net Assets applicable to investors’ interest in Portfolio	$234,695,045

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$205,613,968
Net unrealized appreciation	29,081,077

Total	$234,695,045

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $36,936)	$1,430,527
Interest	106

Total investment income	$1,430,633

Expenses

Investment adviser fee	$941,335
Administration fee	311,430
Trustees’ fees and expenses	4,345
Custodian fee	94,535
Legal and accounting services	31,982
Stock dividend tax	31,385
Miscellaneous	3,360

Total expenses	$1,418,372

Deduct —
Reduction of custodian fee	$77

Total expense reductions	$77

Net expenses	$1,418,295

Net investment income	$12,338

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$18,546,792
Foreign currency transactions	224,431

Net realized gain	$18,771,223

Change in unrealized appreciation (depreciation) —
Investments	$6,344,492
Foreign currency	(7,105)

Net change in unrealized appreciation (depreciation)	$6,337,387

Net realized and unrealized gain	$25,108,610

Net increase in net assets from operations	$25,120,948

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income	$12,338	$2,094,261
Net realized gain from investment and foreign currency transactions	18,771,223	24,685,227
Net change in unrealized appreciation (depreciation) from investments and foreign currency	6,337,387	1,065,260

Net increase in net assets from operations	$25,120,948	$27,844,748

Capital transactions —
Contributions	$1,693,775	$8,401,427
Withdrawals	(21,560,435)	(43,345,356)

Net decrease in net assets from capital transactions	$(19,866,660)	$(34,943,929)

Net increase (decrease) in net assets	$5,254,288	$(7,099,181)

Net Assets

At beginning of period	$229,440,757	$236,539,938

At end of period	$234,695,045	$229,440,757

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.14	%(1)	1.25%	1.21%	1.20%	1.22%	1.29%
Expenses after custodian fee reduction	1.14	%(1)	1.25%	1.21%	1.20%	1.22%	1.28%
Net investment income	0.01	%(1)	0.84%	2.09%	0.63%	0.65%	1.35%
Portfolio Turnover	34	%(2)	58%	62%	48%	62%	49%

Total Return	10.92	%(2)	12.21%	1.03%	(24.07)%	83.42%	25.67%

Net assets, end of period (000’s omitted)	$234,695		$229,441	$236,540	$276,399	$402,653	$187,518

(1)	Annualized.
(2)	Not annualized.

See Notes to Financial Statements.

Greater China Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Greater China Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Greater China Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2011, the investment adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $941,335. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. For the six months ended February 28, 2011, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $311,430.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $83,346,798 and $98,174,509, respectively, for the six months ended February 28, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$206,378,076

Gross unrealized appreciation	$38,500,035
Gross unrealized depreciation	(9,825,147)

Net unrealized appreciation	$28,674,888

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

Greater China Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$4,277,676	$23,353,770		$—	$27,631,446
Consumer Staples	—	9,857,850		—	9,857,850
Energy	—	18,093,329		—	18,093,329
Financials	6,606,745	60,950,447		—	67,557,192
Health Care	2,487,184	—		—	2,487,184
Industrials	4,221,479	14,303,635		—	18,525,114
Information Technology	1,151,020	47,553,379		—	48,704,399
Materials	3,079,048	22,596,257		—	25,675,305
Telecommunication Services	—	15,415,956		—	15,415,956

Total Common Stocks	$21,823,152	$212,124,623	*	$—	$233,947,775

Short-Term Investments	$—	$1,105,189		$—	$1,105,189

Total Investments	$21,823,152	$213,229,812		$—	$235,052,964

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Greater China Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

8 Subsequent Changes to Investment Advisory and Other Agreements

In December 2010, the Trustees of the Portfolio approved a new advisory agreement between Boston Management and Research (BMR), a subsidiary of EVM, and the Portfolio pursuant to which BMR would serve as the investment adviser to the Portfolio, and a sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (LGM-HK) pursuant to which LGM-HK would serve as the sub-adviser to the Portfolio. Such new agreements were subject to approval by the interest holders of the Portfolio, including the shareholders of the Eaton Vance Greater China Growth Fund (the Fund). Such agreements were approved by shareholders of the Fund at a special meeting on April 6, 2011 and by the interest holders of the Portfolio at a special meeting on April 6, 2011. Pursuant to the new agreements, the investment adviser fee will be computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. BMR will pay LGM-HK a portion of its adviser fee for sub-advisory services provided to the Portfolio. In connection with and contingent upon shareholder approval of the new advisory and sub-advisory agreements, the Trustees of the Fund and Portfolio also approved the termination of the administration agreement between the Portfolio and EVM, the termination of the management agreement between the Fund and EVM, and the adoption of an administrative services agreement between the Fund and EVM. The new agreements are expected to become effective upon the consummation of the proposed change in control and ownership of Lloyd George, at which time EVM and Lloyd George will cease to be affiliates.

Eaton Vance Greater China Growth Fund
Greater China Growth Portfolio

February 28, 2011

Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater China Growth Fund

The Fund held a Special Meeting of Shareholders on April 6, 2011 to approve new investment advisory and sub-advisory agreements for Greater China Growth Portfolio, the registered investment company in which the Fund invests. The results of the vote were as follows:

	Number of Shares
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between Boston Management and Research (“BMR”) and the Portfolio.	4,182,828	212,366	189,458	1,430,143
Proposal 2: To approve a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (“LGM-HK”), pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	4,152,821	236,684	195,147	1,430,143

Greater China Growth Portfolio

The Portfolio held a Special Meeting of Interest Holders on April 6, 2011 to approve new investment advisory and sub-advisory agreements. The results of the vote were as follows:

	Interest in the Portfolio
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between BMR and the Portfolio.	69%	4%	3%	24%
Proposal 2: To approve a new investment sub-advisory agreement between BMR and LGM-HK, pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	69%	4%	3%	24%

*	Broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated as shares that are present at the meeting for purposes of establishing a quorum, but have the effect of a vote against the Proposals.

Results are rounded to the nearest whole number.

Eaton Vance
Greater China Growth Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Greater China Growth Portfolio

Hon. Robert Lloyd George President Pamela Chan Vice President William Walter Raleigh Kerr Vice President and Assistant Treasurer	Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund and Greater China Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Greater China Growth Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance
Greater China Growth Fund and
Administrator of Greater China Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser
of Greater China Growth Portfolio
Lloyd George Investment Management
(Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Greater China Growth Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

406-4/11	CGSRC

Eaton Vance Multi-Cap Growth Fund Semiannual Report February 28, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2011
Eaton Vance
Multi-Cap Growth Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Officers and Trustees	28
Important Notices	29

Eaton Vance
Multi-Cap Growth Fund
February 28, 2011
Portfolio Managers Kwang Kim; Gerald I. Moore, CFA; G.R. Nelson
Performance1

	Class A	Class B	Class C
Symbol	EVGFX	EMGFX	ECGFX
Inception Date	8/1/52	9/13/94	11/7/94

% Average Annual Total Returns at net asset value (NAV)

Six Months	29.97	29.55	29.59
One Year	22.26	21.46	21.49
Five Years	4.35	3.63	3.62
Ten Years	4.23	3.49	3.48
Since Inception	8.84	5.97	5.70

% SEC Average Annual Total Returns with maximum sales charge

Six Months	22.44	24.55	28.59
One Year	15.24	16.46	20.49
Five Years	3.13	3.29	3.62
Ten Years	3.62	3.49	3.48
Since Inception	8.73	5.97	5.70

% Maximum Sales Charge	5.75	5.00	1.00

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C

	1.28	2.03	2.03

Comparative Performance (8/31/10 - 2/28/11)[3]			% Return

Russell 3000 Growth Index			31.80 *
S&P 500 Index			27.73 *
Russell Midcap Growth Index			35.62 *
Lipper Multi-Cap Growth Funds Classification			31.07 *

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Multi-Cap Growth Fund
February 28, 2011
Fund Profile

Sector Weightings4 (% of net assets)

Top 10 Holdings4 (% of net assets)

Apple, Inc.	4.0
EMC Corp.	3.0
Oracle Corp.	2.9
QUALCOMM, Inc.	2.8
Research In Motion, Ltd.	2.5
Halliburton Co.	2.5
Google, Inc., Class A	2.3
Hess Corp.	2.0
Brocade Communications Systems, Inc.	2.0
Tidewater, Inc.	2.0

Total % of net assets	26.0

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Multi-Cap Growth Fund
February 28, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Average Annual Total Returns are shown at NAV and do not include the applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% – 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

2.	Source: Prospectus dated 1/1/11, as revised or supplemented.

3.	Effective 11/1/2010, the Fund’s primary benchmark changed from the Russell Midcap Growth Index to the Russell 3000 Growth Index, as it was deemed by the portfolio managers to be a more appropriate primary benchmark for the Fund. The S&P 500 Index remains the secondary benchmark, and the Russell Midcap Growth Index became a secondary benchmark for one year from the effective date. It is not possible to invest directly in an Index or a Lipper Classification. Index total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. The S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

4.	Sector Weightings and Top 10 Holdings are shown as a percentage of net assets of Multi-Cap Growth Portfolio, a separate registered investment company in which the Fund currently invests and having the same objective and polices as the Fund, and exclude cash equivalents.

4

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 – February 28, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$1,299.70	$6.84	1.20%
Class B	$1,000.00	$1,295.50	$11.10	1.95%
Class C	$1,000.00	$1,295.90	$11.10	1.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	1.20%
Class B	$1,000.00	$1,015.10	$9.74	1.95%
Class C	$1,000.00	$1,015.10	$9.74	1.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investment in Multi-Cap Growth Portfolio, at value (identified cost, $152,164,303)	$185,049,701
Receivable for Fund shares sold	68,485
Other assets	71,124

Total assets	$185,189,310

Liabilities

Payable for Fund shares redeemed	$393,308
Payable to affiliates:
Distribution and service fees	55,736
Accrued expenses	63,388

Total liabilities	$512,432

Net Assets	$184,676,878

Sources of Net Assets

Paid-in capital	$259,528,332
Accumulated net realized loss from Portfolio	(107,526,743)
Accumulated net investment loss	(210,109)
Net unrealized appreciation from Portfolio	32,885,398

Total	$184,676,878

Class A Shares

Net Assets	$149,274,572
Shares Outstanding	18,105,617
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.24
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.74

Class B Shares

Net Assets	$10,652,847
Shares Outstanding	1,335,122
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.98

Class C Shares

Net Assets	$24,749,459
Shares Outstanding	3,106,143
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends allocated from Portfolio (net of foreign taxes, $17,460)	$705,882
Interest allocated from Portfolio	3,839
Securities lending income allocated from Portfolio, net	77,082
Miscellaneous income	40,814
Expenses allocated from Portfolio	(570,805)

Total investment income	$256,812

Expenses

Distribution and service fees
Class A	$165,655
Class B	44,225
Class C	107,071
Trustees’ fees and expenses	250
Custodian fee	6,385
Transfer and dividend disbursing agent fees	132,609
Legal and accounting services	18,360
Printing and postage	16,937
Registration fees	19,977
Miscellaneous	5,387

Total expenses	$516,856

Net investment loss	$(260,044)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$23,075,621
Written options	(3)
Foreign currency transactions	28,784

Net realized gain	$23,104,402

Change in unrealized appreciation (depreciation) —
Investments	$17,856,068
Written options	(416,487)
Foreign currency	(32,373)

Net change in unrealized appreciation (depreciation)	$17,407,208

Net realized and unrealized gain	$40,511,610

Net increase in net assets from operations	$40,251,566

See Notes to Financial Statements.
7

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment loss	$(260,044)	$(654,775)
Net realized gain from investment transactions, written options and foreign currency transactions	23,104,402	36,385,817
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	17,407,208	(32,702,630)

Net increase in net assets from operations	$40,251,566	$3,028,412

Distributions to shareholders —
From net investment income
Class A	$—	$(1,836,589)
Class B	—	(67,427)
Class C	—	(181,610)

Total distributions to shareholders	$—	$(2,085,626)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,003,283	$14,536,712
Class B	727,446	1,395,469
Class C	2,384,464	3,795,049
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,594,526
Class B	—	57,468
Class C	—	145,207
Cost of shares redeemed
Class A	(32,796,021)	(78,285,197)
Class B	(1,184,845)	(2,178,443)
Class C	(5,186,849)	(8,686,392)
Net asset value of shares exchanged
Class A	711,222	855,945
Class B	(711,222)	(855,945)
Issued in connection with tax-free reorganization (see Note 8)
Class A	37,016,037	—
Class B	3,290,469	—
Class C	5,541,480	—

Net increase (decrease) in net assets from Fund share transactions	$17,795,464	$(67,625,601)

Net increase (decrease) in net assets	$58,047,030	$(66,682,815)

Net Assets

At beginning of period	$126,629,848	$193,312,663

At end of period	$184,676,878	$126,629,848

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(210,109)	$49,935

See Notes to Financial Statements.
8

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$6.340		$6.510	$9.550	$10.730	$8.010		$7.450

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.007	)(10)	$(0.019)	$(0.005)	$0.037	$0.047	(2)	$(0.028)
Net realized and unrealized gain (loss)	1.907		(0.051)	(2.953)	0.364 (3)	2.899		0.588

Total income (loss) from operations	$1.900		$(0.070)	$(2.958)	$0.401	$2.946		$0.560

Less Distributions

From net investment income	$—		$(0.100)	$(0.008)	$—	$—		$—
From net realized gain	—		—	(0.074)	(1.581)	(0.226)		—

Total distributions	$—		$(0.100)	$(0.082)	$(1.581)	$(0.226)		$—

Net asset value — End of period	$8.240		$6.340	$6.510	$9.550	$10.730		$8.010

Total Return(4)	29.97	%(5)	(1.24)%	(30.57)%	2.39%	37.30%		7.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$149,275		$103,441	$163,479	$290,306	$154,213		$105,557
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.20	%(7)	1.27%	1.42%	1.13%	1.20%		1.26	%(8)
Net investment income (loss)	(0.18	)%(7)(10)	(0.28)%	(0.10)%	0.36%	0.49	%(2)	(0.35)%
Portfolio Turnover of the Portfolio	100	%(5)(9)	211%	274%	206%	144%		208%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.084 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.39)%.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended August 31, 2006).
(9)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 94% for the six months ended February 28, 2011.
(10)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.

See Notes to Financial Statements.
9

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$6.160		$6.330	$9.350	$10.600	$7.960		$7.460

Income (Loss) From Operations

Net investment loss(1)	$(0.033	)(10)	$(0.068)	$(0.044)	$(0.040)	$(0.013	)(2)	$(0.087)
Net realized and unrealized gain (loss)	1.853		(0.046)	(2.902)	0.371 (3)	2.874		0.587

Total income (loss) from operations	$1.820		$(0.114)	$(2.946)	$0.331	$2.861		$0.500

Less Distributions

From net investment income	$—		$(0.056)	$—	$—	$—		$—
From net realized gain	—		—	(0.074)	(1.581)	(0.226)		—

Total distributions	$—		$(0.056)	$(0.074)	$(1.581)	$(0.226)		$—

Contingent deferred sales charges	$—		$—	$—	$—	$0.005		$—

Net asset value — End of period	$7.980		$6.160	$6.330	$9.350	$10.600		$7.960

Total Return(4)	29.55	%(5)	(1.90)%	(31.15)%	1.70%	36.52%		6.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,653		$6,413	$8,092	$16,565	$12,229		$10,314
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.95	%(7)	2.02%	2.16%	1.88%	1.86%		2.01	%(8)
Net investment loss	(0.91	)%(7)(10)	(1.01)%	(0.82)%	(0.40)%	(0.14	)%(2)	(1.11)%
Portfolio Turnover of the Portfolio	100	%(5)(9)	211%	274%	206%	144%		208%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended August 31, 2006).
(9)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 94% for the six months ended February 28, 2011.
(10)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.11)%.

See Notes to Financial Statements.
10

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$6.150		$6.330	$9.340	$10.580	$7.960		$7.460

Income (Loss) From Operations

Net investment loss(1)	$(0.034	)(10)	$(0.067)	$(0.046)	$(0.041)	$(0.028	)(2)	$(0.086)
Net realized and unrealized gain (loss)	1.854		(0.055)	(2.890)	0.382 (3)	2.874		0.586

Total income (loss) from operations	$1.820		$(0.122)	$(2.936)	$0.341	$2.846		$0.500

Less Distributions

From net investment income	$—		$(0.058)	$—	$—	$—		$—
From net realized gain	—		—	(0.074)	(1.581)	(0.226)		—

Total distributions	$—		$(0.058)	$(0.074)	$(1.581)	$(0.226)		$—

Net asset value — End of period	$7.970		$6.150	$6.330	$9.340	$10.580		$7.960

Total Return(4)	29.59	%(5)	(2.03)%	(31.07)%	1.82%	36.26%		6.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,749		$16,776	$21,742	$34,533	$11,128		$6,402
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.95	%(7)	2.02%	2.17%	1.88%	1.95%		2.01	%(8)
Net investment loss	(0.94	)%(7)(10)	(1.01)%	(0.86)%	(0.41)%	(0.29	)%(2)	(1.10)%
Portfolio Turnover of the Portfolio	100	%(5)(9)	211%	274%	206%	144%		208%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.13)%.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended August 31, 2006).
(9)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 94% for the six months ended February 28, 2011.
(10)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.13)%.

See Notes to Financial Statements.
11

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (90.5% at February 28, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $95,636,256 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2017 ($75,650,411) and August 31, 2018 ($19,985,845).

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2011, EVM earned $7,490 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,796 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2011 amounted to $165,655 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2011, the Fund paid or accrued to EVD $33,169 and $80,303 for Class B and Class C shares, respectively. At February 28, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,145,000 and $7,165,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2011 amounted to $11,056 and $26,768 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2011, the Fund was informed that EVD received approximately $100, $13,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

13

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended February 28, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $95,971,798 and $78,612,671, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	1,062,196	2,118,681
Issued to shareholders electing to receive payments of distributions in Fund shares	—	225,854
Redemptions	(4,406,987)	(11,275,884)
Exchange from Class B shares	94,685	123,000
Issued in connection with tax-free reorganization (see Note 8)	5,050,901	—

Net increase (decrease)	1,800,795	(8,808,349)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	95,154	209,141
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,329
Redemptions	(165,626)	(328,591)
Exchange to Class A shares	(97,659)	(126,139)
Issued in connection with tax-free reorganization (see Note 8)	462,795	—

Net increase (decrease)	294,664	(237,260)

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	328,545	566,785
Issued to shareholders electing to receive payments of distributions in Fund shares	—	21,075
Redemptions	(728,837)	(1,299,232)
Issued in connection with tax-free reorganization (see Note 8)	780,523	—

Net increase (decrease)	380,231	(711,372)

14

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

8 Reorganization

As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance Global Growth Fund (Global Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Global Growth Fund. The purpose of the transaction was to combine two funds managed by EVM with similar investment objectives and similar policies and restrictions. The acquisition was accomplished by a tax-free exchange of 5,050,901 shares of Class A (valued at $37,016,037), 462,795 shares of Class B (valued at $3,290,469) and 780,523 shares of Class C of the Fund (valued at $5,541,480) for the 2,267,524 shares of Class A, 205,804 shares of Class B and 360,438 shares of Class C of the Global Growth Fund, each outstanding on November 5, 2010. In conjunction with the reorganization, the Global Growth Fund received its pro rata share of cash and securities from the Global Growth Portfolio in a complete liquidation of its 99.9% interest therein. Such cash and securities were then contributed by the Fund to Multi-Cap Growth Portfolio for an interest therein. The investment portfolio of Global Growth Fund, as received from Global Growth Portfolio, with a fair value of $53,141,084 and identified cost of $50,649,129 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Global Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $139,642,993. The net assets of Global Growth Fund at that date of $45,847,986, including $34,087,922 of accumulated net realized losses and $2,541,888 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $185,490,979. Assuming the acquisition had been completed on September 1, 2010, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended February 28, 2011 are as follows:

Net investment loss	$(368,097)
Net realized gain	$23,749,555
Net increase in net assets from operations	$46,601,712

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts allocated of revenue and earnings of Global Growth Fund that have been included in the Fund’s Statement of Operations since November 5, 2010.

15

Multi-Cap Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%(1)

Security	Shares	Value

Aerospace & Defense — 1.2%

Precision Castparts Corp.	17,600	$2,494,800

		$2,494,800

Auto Components — 1.3%

Dana Holding Corp.(2)	59,700	$1,127,136
Lear Corp.(2)	13,800	1,460,040

		$2,587,176

Automobiles — 0.6%

Ford Motor Co.(2)(3)	79,500	$1,196,475

		$1,196,475

Beverages — 1.3%

Anheuser-Busch InBev NV ADR	46,400	$2,599,792

		$2,599,792

Building Products — 0.9%

Armstrong World Industries, Inc.(3)	41,950	$1,746,798

		$1,746,798

Capital Markets — 2.6%

Lazard, Ltd., Class A	75,400	$3,317,600
State Street Corp.	45,400	2,030,288

		$5,347,888

Chemicals — 4.5%

Albemarle Corp.	33,100	$1,905,236
Celanese Corp., Class A	47,650	1,975,092
Monsanto Co.	38,400	2,760,576
Mosaic Co. (The)	30,300	2,601,255

		$9,242,159

Commercial Banks — 0.7%

CIT Group, Inc.(2)	33,600	$1,455,552

		$1,455,552

Commercial Services & Supplies — 0.8%

Waste Connections, Inc.(3)	56,999	$1,652,401

		$1,652,401

Communications Equipment — 8.4%

Acme Packet, Inc.(2)(3)	28,900	$2,174,436
Brocade Communications Systems, Inc.(2)(3)	643,979	4,102,146
QUALCOMM, Inc.	97,300	5,797,134
Research In Motion, Ltd.(2)	77,945	5,155,283

		$17,228,999

Computers & Peripherals — 7.4%

Apple, Inc.(2)	23,200	$8,194,472
EMC Corp.(2)(3)	225,700	6,141,297
Quantum Corp.(2)(3)	280,200	725,718

		$15,061,487

Construction & Engineering — 2.6%

Foster Wheeler AG(2)	57,500	$2,079,200
Shaw Group, Inc. (The)(2)(3)	80,000	3,177,600

		$5,256,800

Diversified Financial Services — 1.2%

CME Group, Inc.	8,000	$2,490,240

		$2,490,240

Electrical Equipment — 2.5%

Emerson Electric Co.	34,000	$2,028,440
Regal Beloit Corp.(3)	42,800	3,122,260

		$5,150,700

Energy Equipment & Services — 6.3%

Halliburton Co.	108,900	$5,111,766
Patterson-UTI Energy, Inc.	47,400	1,295,916
Rowan Cos., Inc.(2)	53,700	2,291,379
Tidewater, Inc.(3)	65,900	4,099,639

		$12,798,700

Food Products — 1.5%

Green Mountain Coffee Roasters, Inc.(2)(3)	76,100	$3,103,358

		$3,103,358

Health Care Equipment & Supplies — 0.5%

Analogic Corp.(3)	19,700	$1,067,740

		$1,067,740

See Notes to Financial Statements.
16

Multi-Cap Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 3.9%

AmerisourceBergen Corp.	74,900	$2,839,459
Express Scripts, Inc.(2)	55,300	3,108,966
MEDNAX, Inc.(2)	32,600	2,116,718

		$8,065,143

Hotels, Restaurants & Leisure — 1.1%

Yum! Brands, Inc.	45,200	$2,274,916

		$2,274,916

Household Durables — 1.7%

Tempur-Pedic International, Inc.(2)(3)	75,023	$3,521,580

		$3,521,580

Household Products — 2.1%

Church & Dwight Co., Inc.(3)	28,800	$2,172,672
Henkel AG & Co. KGaA	40,900	2,088,278

		$4,260,950

Insurance — 1.0%

Lincoln National Corp.(3)	67,200	$2,131,584

		$2,131,584

Internet & Catalog Retail — 3.0%

Amazon.com, Inc.(2)	19,100	$3,309,839
Priceline.com, Inc.(2)(3)	6,100	2,768,668

		$6,078,507

Internet Software & Services — 6.6%

Google, Inc., Class A(2)	7,500	$4,600,500
Rackspace Hosting, Inc.(2)(3)	107,200	3,956,752
SAVVIS, Inc.(2)(3)	87,600	2,846,124
VeriSign, Inc.	57,200	2,018,588

		$13,421,964

IT Services — 0.8%

Accenture PLC, Class A	30,000	$1,544,400

		$1,544,400

Machinery — 3.8%

Danaher Corp.	54,000	$2,732,400
Kennametal, Inc.(3)	49,200	1,892,232
Parker Hannifin Corp.	34,800	3,103,464

		$7,728,096

Media — 1.2%

IMAX Corp.(2)(3)	53,700	$1,423,587
Sirius XM Radio, Inc.(2)	623,600	1,128,716

		$2,552,303

Metals & Mining — 1.2%

Cliffs Natural Resources, Inc.	26,100	$2,533,527

		$2,533,527

Multiline Retail — 1.5%

Target Corp.	56,400	$2,963,820

		$2,963,820

Oil, Gas & Consumable Fuels — 7.1%

Cabot Oil & Gas Corp.(2)(3)	54,100	$2,470,206
Hess Corp.	47,500	4,133,925
James River Coal Co.(2)(3)	136,200	2,860,200
NAL Energy Corp.(3)	154,500	2,309,032
Rosetta Resources, Inc.(2)(3)	59,245	2,687,353

		$14,460,716

Pharmaceuticals — 4.5%

Allergan, Inc.(3)	40,900	$3,033,553
Teva Pharmaceutical Industries, Ltd. ADR	62,000	3,106,200
Warner Chilcott PLC, Class A	129,300	3,061,824

		$9,201,577

Road & Rail — 1.1%

Kansas City Southern(2)(3)	42,846	$2,306,829

		$2,306,829

Semiconductors & Semiconductor Equipment — 3.6%

Cirrus Logic, Inc.(2)(3)	105,700	$2,468,095
Cree, Inc.(2)	37,000	1,948,790
Cypress Semiconductor Corp.(2)	144,700	3,032,912

		$7,449,797

See Notes to Financial Statements.
17

Multi-Cap Growth Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 2.9%

Oracle Corp.	181,100	$5,958,190

		$5,958,190

Specialty Retail — 1.0%

Advance Auto Parts, Inc.(3)	32,959	$2,065,870

		$2,065,870

Textiles, Apparel & Luxury Goods — 2.4%

NIKE, Inc., Class B	28,000	$2,492,840
Warnaco Group, Inc. (The)(2)(3)	42,800	2,512,788

		$5,005,628

Trading Companies & Distributors — 2.0%

WESCO International, Inc.(2)(3)	69,020	$4,018,344

		$4,018,344

Wireless Telecommunication Services — 1.3%

Crown Castle International Corp.(2)	61,400	$2,588,010

		$2,588,010

Total Common Stocks
(identified cost $164,517,326)		$200,612,816

Short-Term Investments — 20.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.14%(4)(5)	$38,255	$38,254,619
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	3,641	3,640,958

Total Short-Term Investments
(identified cost $41,895,577)		$41,895,577

Total Investments — 118.6%
(identified cost $206,412,903)		$242,508,393

Covered Call Options Written — (0.4)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Acme Packet, Inc.	190	$62.50	3/19/11	$(247,000)
Amazon.com, Inc.	50	180.00	3/19/11	(10,550)
Apple, Inc.	60	355.00	3/19/11	(45,450)
Cirrus Logic, Inc.	540	30.00	3/19/11	(2,700)
Cypress Semiconductor Corp.	470	25.00	3/19/11	(2,350)
Cypress Semiconductor Corp.	490	26.00	3/19/11	(1,225)
Dana Holding Corp.	275	19.00	3/19/11	(17,188)
EMC Corp.	815	27.00	3/19/11	(57,050)
Green Mountain Coffee Roasters, Inc.	155	48.00	3/19/11	(7,983)
Hess Corp.	125	85.00	3/19/11	(45,000)
Mosaic Co. (The)	65	85.00	3/19/11	(22,263)
Oracle Corp.	600	34.00	3/19/11	(17,100)
QUALCOMM, Inc.	195	57.50	3/19/11	(52,845)
Rackspace Hosting, Inc.	630	38.00	3/19/11	(66,150)
Rosetta Resources, Inc.	145	40.00	3/19/11	(83,375)
Rowan Cos., Inc.	150	37.00	3/19/11	(86,250)
VeriSign, Inc.	572	37.00	3/19/11	(14,013)
Warnaco Group, Inc. (The)	130	60.00	4/16/11	(33,150)

Total Covered Call Options Written
(premiums received $351,226)				$(811,642)

Other Assets, Less Liabilities — (18.2)%				$(37,136,479)

Net Assets — 100.0%				$204,560,272

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at February 28, 2011 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at February 28, 2011.
(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011.
(5)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See Notes to Financial Statements.
18

Multi-Cap Growth Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Unaffiliated investments, at value including $37,490,360 of securities on loan (identified cost, $164,517,326)	$200,612,816
Affiliated investments, at value (identified cost, $41,895,577)	41,895,577
Dividends receivable	112,086
Interest receivable from affiliated investment	230
Receivable for investments sold	3,545,538
Securities lending income receivable	6,650
Tax reclaims receivable	91,328

Total assets	$246,264,225

Liabilities

Collateral for securities loaned	$38,254,619
Written options outstanding, at value (premiums received, $351,226)	811,642
Payable for investments purchased	2,452,096
Payable to affiliates:
Investment adviser fee	106,549
Accrued expenses	79,047

Total liabilities	$41,703,953

Net Assets applicable to investors’ interest in Portfolio	$204,560,272

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$168,910,839
Net unrealized appreciation	35,649,433

Total	$204,560,272

See Notes to Financial Statements.
19

Multi-Cap Growth Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $19,147)	$775,969
Securities lending income, net	84,360
Interest allocated from affiliated investment	4,214
Expenses allocated from affiliated investment	(133)

Total investment income	$864,410

Expenses

Investment adviser fee	$565,490
Trustees’ fees and expenses	3,470
Custodian fee	33,732
Legal and accounting services	22,498
Miscellaneous	2,471

Total expenses	$627,661

Deduct —
Reduction of custodian fee	$512

Total expense reductions	$512

Net expenses	$627,149

Net investment income	$237,261

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$24,464,883
Investment transactions allocated from affiliated investments	2,627
Written options	(3)
Foreign currency transactions	31,486

Net realized gain	$24,498,993

Change in unrealized appreciation (depreciation) —
Investments	$20,542,273
Written options	(460,416)
Foreign currency	(35,574)

Net change in unrealized appreciation (depreciation)	$20,046,283

Net realized and unrealized gain	$44,545,276

Net increase in net assets from operations	$44,782,537

See Notes to Financial Statements.
20

Multi-Cap Growth Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income	$237,261	$51,463
Net realized gain from investment transactions, written options and foreign currency transactions	24,498,993	36,720,243
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	20,046,283	(33,041,360)

Net increase in net assets from operations	$44,782,537	$3,730,346

Capital transactions —
Contributions	$102,398,565	$16,025,654
Withdrawals	(80,386,144)	(77,990,393)

Net increase (decrease) in net assets from capital transactions	$22,012,421	$(61,964,739)

Net increase (decrease) in net assets	$66,794,958	$(58,234,393)

Net Assets

At beginning of period	$137,765,314	$195,999,707

At end of period	$204,560,272	$137,765,314

See Notes to Financial Statements.
21

Multi-Cap Growth Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.74%	0.75%	0.70%	0.74%		0.75	%(3)
Net investment income	0.27	%(2)(7)	0.03%	0.57%	0.79%	0.95	%(4)	0.15%
Portfolio Turnover	100	%(5)(6)	211%	274%	206%	144%		208%

Total Return	30.28	%(5)	(0.71)%	(30.08)%	2.84%	37.91%		8.06%

Net assets, end of period (000’s omitted)	$204,560		$137,765	$196,000	$345,265	$178,064		$122,415

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended August 31, 2006).
(4)	Includes special dividends equal to 0.88% of average daily net assets.
(5)	Not annualized.
(6)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 94% for the six months ended February 28, 2011.
(7)	Includes special dividends equal to 0.19% of average daily net assets.

See Notes to Financial Statements.
22

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Multi-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 90.5% and 3.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

23

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and 0.50% on average daily net assets over $300 million and is payable monthly. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2011, the Portfolio’s investment adviser fee amounted to $565,490 or 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $198,569,153 and $169,668,657, respectively, for the six months ended February 28, 2011. Included in purchases is $39,321,319 representing the cost basis of long-term securities contributed in-kind in connection with the merger of Eaton Vance Global Growth Fund into Eaton Vance Multi-Cap Growth Fund during the period. The unrealized appreciation of such contributed securities at the contribution date was $2,491,955.

24

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$207,208,276

Gross unrealized appreciation	$36,685,880
Gross unrealized depreciation	(1,385,763)

Net unrealized appreciation	$35,300,117

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at February 28, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended February 28, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	—	$—
Options written	5,660	351,291
Options terminated in closing purchase transactions	(3)	(65)

Outstanding, end of period	5,657	$351,226

At February 28, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2011 was as follows:

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	$(811,642)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

25

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Written Options	$(3)	$(460,416)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2011.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. The net loan rebate fee received by the Portfolio amounted to $46,484 for the six months ended February 28, 2011. At February 28, 2011, the value of the securities loaned and the value of the collateral received amounted to $37,490,360 and $38,254,619, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Multi-Cap Growth Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$28,246,275	$—		$—	$28,246,275
Consumer Staples	7,875,822	2,088,278		—	9,964,100
Energy	27,259,416	—		—	27,259,416
Financials	11,425,264	—		—	11,425,264
Health Care	18,334,460	—		—	18,334,460
Industrials	30,354,768	—		—	30,354,768
Information Technology	60,664,837	—		—	60,664,837
Materials	11,775,686	—		—	11,775,686
Telecommunication Services	2,588,010	—		—	2,588,010

Total Common Stocks	$198,524,538	$2,088,278	*	$—	$200,612,816

Short-Term Investments	$—	$41,895,577		$—	$41,895,577

Total Investments	$198,524,538	$43,983,855		$—	$242,508,393

Liability Description

Covered Call Options Written	$(811,642)	$—		$—	$(811,642)

Total	$(811,642)	$—		$—	$(811,642)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Multi-Cap Growth Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Multi-Cap Growth Portfolio

Duncan W. Richardson President Kwang Kim Vice President Gerald I. Moore Vice President G.R. Nelson Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Multi-Cap Growth Fund and Multi-Cap Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

28

Eaton Vance
Multi-Cap Growth Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

29

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Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Multi-Cap Growth Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

444-3/11	GFSRC

Eaton Vance Worldwide Health Sciences Fund Semiannual Report February 28, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2011
Eaton Vance
Worldwide Heath Sciences Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Officers and Trustees	28
Important Notices	29

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2011
Portfolio Managers OrbiMed Advisors LLC, Samuel D. Isaly, Lead Portfolio Manager; Sven H. Borho, CFA; Geoffrey C. Hsu, CFA; Richard D. Klemm, Ph.D., CFA; Trevor M. Polischuk, Ph.D.
Performance1

	Class A	Class B	Class C	Class I	Class R
Symbol	ETHSX	EMHSX	ECHSX	EISHX	ERHSX
Inception Date	7/26/85	9/23/96	1/5/98	10/1/09	9/8/03

% Average Annual Total Returns at net asset value (NAV)

Six Months	12.93	12.52	12.52	13.13	12.77
One Year	10.62	9.84	9.84	10.82	10.21
Five Years	4.30	3.54	3.54	N.A.	4.03
Ten Years	3.66	2.89	2.88	N.A.	N.A.
Since Inception	13.34	9.60	9.38	10.91	5.24

% SEC Average Annual Total Returns with maximum sales charge

Six Months	6.39	7.52	11.52	13.13	12.77
One Year	4.23	4.84	8.84	10.82	10.21
Five Years	3.07	3.25	3.54	N.A.	4.03
Ten Years	3.05	2.89	2.88	N.A.	N.A.
Since Inception	13.07	9.60	9.38	10.91	5.24

% Maximum Sales Charge	5.75	5.00	1.00	N.A.	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

	2.07	2.82	2.82	1.82	2.32

Comparative Performance (8/31/10 - 2/28/11)[3]					% Return

S&P 500 Index					27.73 *
MSCI World Health Care Index					16.33 *
Lipper Health/Biotechnology Funds Classification					22.00 *

*Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2011
Fund Profile

Regional Distribution4 (% of net assets)

Market Capitalization Distribution4 (% of net assets)

Top 10 Holdings4 (% of net assets)

Novartis AG	5.1
Mitsubishi Tanabe Pharma Corp.	5.0
Roche Holding AG	4.5
Allergan, Inc.	4.1
Pfizer, Inc.	4.0
Shire PLC ADR	3.8
Amgen, Inc.	3.7
Sawai Pharmaceutical Co., Ltd.	3.5
Gilead Sciences, Inc.	3.4
WellPoint, Inc.	3.1

Total % of net assets	40.2

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Average Annual Total Returns are shown at NAV and do not include the applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable contingent deferred sales charges (CDSC) based on the following schedule: 5% – 1st and 2nd years; 4% – 3rd year; 3% – 4th year; 2% – 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered at NAV. Prior to January 1, 2011, Class A, Class I and Class R shares were subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Effective January 1, 2011, Class A, Class I and Class R shares were no longer subject to a redemption fee.

2.	Source: Prospectus dated 1/1/11, as revised or supplemented.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Index total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. The MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index, and its return reflects dividends net of any applicable foreign withholding taxes. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

4.	Regional Distribution, Market Capitalization Distribution and Top 10 Holdings are shown as a percentage of net assets of Worldwide Health Sciences Portfolio, a separate registered investment company in which the Fund currently invests and having the same objective and polices as the Fund. Top 10 Holdings exclude cash equivalents.

4

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 – February 28, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)	Ratio

Actual
Class A	$1,000.00	$1,129.30	$10.61	2.01%
Class B	$1,000.00	$1,125.20	$14.54	2.76%
Class C	$1,000.00	$1,125.20	$14.54	2.76%
Class I	$1,000.00	$1,131.30	$9.30	1.76%
Class R	$1,000.00	$1,127.70	$11.92	2.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.80	$10.04	2.01%
Class B	$1,000.00	$1,011.10	$13.76	2.76%
Class C	$1,000.00	$1,011.10	$13.76	2.76%
Class I	$1,000.00	$1,016.10	$8.80	1.76%
Class R	$1,000.00	$1,013.60	$11.28	2.26%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $925,819,135)	$1,093,213,381
Receivable for Fund shares sold	624,452

Total assets	$1,093,837,833

Liabilities

Payable for Fund shares redeemed	$2,972,876
Payable to affiliates:
Management fee	200,064
Distribution and service fees	382,052
Accrued expenses	777,087

Total liabilities	$4,332,079

Net Assets	$1,089,505,754

Sources of Net Assets

Paid-in capital	$878,786,365
Accumulated net realized gain from Portfolio	41,312,471
Accumulated undistributed net investment income	2,012,672
Net unrealized appreciation from Portfolio	167,394,246

Total	$1,089,505,754

Class A Shares

Net Assets	$716,191,706
Shares Outstanding	74,150,349
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.66
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.25

Class B Shares

Net Assets	$90,012,048
Shares Outstanding	9,049,441
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.95

Class C Shares

Net Assets	$216,773,676
Shares Outstanding	21,795,270
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.95

Class I Shares

Net Assets	$44,513,732
Shares Outstanding	4,593,947
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.69

Class R Shares

Net Assets	$22,014,592
Shares Outstanding	2,193,844
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends allocated from Portfolio (net of foreign taxes, $430,000)	$13,749,608
Interest allocated from Portfolio	16,647
Expenses allocated from Portfolio	(6,369,722)

Total investment income from Portfolio	$7,396,533

Expenses

Management fee	$1,301,434
Distribution and service fees
Class A	888,197
Class B	482,701
Class C	1,090,132
Class R	49,594
Trustees’ fees and expenses	250
Custodian fee	15,666
Transfer and dividend disbursing agent fees	1,047,805
Legal and accounting services	24,032
Printing and postage	448,960
Registration fees	34,322
Miscellaneous	768

Total expenses	$5,383,861

Net investment income	$2,012,672

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$48,842,140
Foreign currency transactions	(646,468)

Net realized gain	$48,195,672

Change in unrealized appreciation (depreciation) —
Investments	$80,406,359
Foreign currency	180,666

Net change in unrealized appreciation (depreciation)	$80,587,025

Net realized and unrealized gain	$128,782,697

Net increase in net assets from operations	$130,795,369

See Notes to Financial Statements.
7

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income (loss)	$2,012,672	$(13,427,928)
Net realized gain from investment and foreign currency transactions	48,195,672	67,003,128
Net change in unrealized appreciation (depreciation) from investments and foreign currency	80,587,025	(5,990,327)

Net increase in net assets from operations	$130,795,369	$47,584,873

Distributions to shareholders —
From net realized gain
Class A	$(43,626,535)	$(566,434)
Class B	(5,589,259)	(119,565)
Class C	(12,980,745)	(178,294)
Class I	(2,574,717)	(28,566)
Class R	(1,191,086)	(11,573)

Total distributions to shareholders	$(65,962,342)	$(904,432)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$35,394,291	$77,400,090
Class B	2,547,799	3,832,417
Class C	7,723,599	13,830,163
Class I	8,893,825	44,747,263
Class R	5,164,577	8,649,695
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	38,664,934	508,776
Class B	4,711,558	102,673
Class C	9,482,658	129,908
Class I	1,162,547	9,229
Class R	1,065,082	10,421
Cost of shares redeemed
Class A	(90,762,089)	(219,819,068)
Class B	(10,915,968)	(37,586,513)
Class C	(23,763,109)	(49,648,730)
Class I	(7,035,885)	(7,539,094)
Class R	(2,788,456)	(5,192,084)
Net asset value of shares exchanged
Class A	11,270,620	57,681,329
Class B	(11,270,620)	(57,681,329)
Redemption fees	8,423	24,228

Net decrease in net assets from Fund share transactions	$(20,446,214)	$(170,540,626)

Net increase (decrease) in net assets	$44,386,813	$(123,860,185)

Net Assets

At beginning of period	$1,045,118,941	$1,168,979,126

At end of period	$1,089,505,754	$1,045,118,941

Accumulated undistributed net investment income included in net assets

At end of period	$2,012,672	$—

See Notes to Financial Statements.
8

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008		2007		2006

Net asset value — Beginning of period	$9.110		$8.730	$10.900	$11.950		$11.230		$10.870

Income (Loss) From Operations

Net investment income (loss)(1)	$0.028	(2)	$(0.086)	$(0.087)	$(0.033)		$(0.049)		$(0.075)
Net realized and unrealized gain (loss)	1.132		0.473	(0.737)	0.783		0.940		0.435

Total income (loss) from operations	$1.160		$0.387	$(0.824)	$0.750		$0.891		$0.360

Less Distributions

From net realized gain	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Total distributions	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Redemption fees(1)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.660		$9.110	$8.730	$10.900		$11.950		$11.230

Total Return(4)	12.93	%(5)	4.44%	(6.40)%	6.86%		8.00%		3.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$716,192		$679,193	$734,686	$1,031,342		$1,058,768		$1,277,200
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.01	%(8)(9)	2.07%	2.11%	1.52	%(9)	1.32	%(9)	1.49	%(9)
Net investment income (loss)	0.52	%(2)(8)	(0.94)%	(1.03)%	(0.31)%		(0.42)%		(0.68)%
Portfolio Turnover of the Portfolio	27	%(5)	48%	54%	69%		46%		14%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.065 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.84)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized except for the advisory fee waiver allocated from the Portfolio, which is 0.06% of average daily net assets and is non-recurring.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007 and 2006).

See Notes to Financial Statements.
9

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008		2007		2006

Net asset value — Beginning of period	$9.400		$9.070	$11.340	$12.450		$11.780		$11.480

Income (Loss) From Operations

Net investment loss(1)	$(0.005	)(2)	$(0.161)	$(0.158)	$(0.118)		$(0.142)		$(0.168)
Net realized and unrealized gain (loss)	1.165		0.498	(0.766)	0.808		0.983		0.468

Total income (loss) from operations	$1.160		$0.337	$(0.924)	$0.690		$0.841		$0.300

Less Distributions

From net realized gain	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Total distributions	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Redemption fees(1)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.950		$9.400	$9.070	$11.340		$12.450		$11.780

Total Return(4)	12.52	%(5)	3.72%	(7.10)%	6.03%		7.20%		2.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,012		$98,854	$182,893	$321,888		$429,929		$554,897
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.76	%(8)(9)	2.82%	2.86%	2.27	%(9)	2.07	%(9)	2.24	%(9)
Net investment loss	(0.15	)%(2)(8)	(1.71)%	(1.79)%	(1.06)%		(1.17)%		(1.43)%
Portfolio Turnover of the Portfolio	27	%(5)	48%	54%	69%		46%		14%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.072 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.61)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized except for the advisory fee waiver allocated from the Portfolio, which is 0.06% of average daily net assets and is non-recurring.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007 and 2006).

See Notes to Financial Statements.
10

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008		2007		2006

Net asset value — Beginning of period	$9.400		$9.070	$11.350	$12.450		$11.780		$11.480

Income (Loss) From Operations

Net investment loss(1)	$(0.008	)(2)	$(0.160)	$(0.157)	$(0.118)		$(0.142)		$(0.167)
Net realized and unrealized gain (loss)	1.168		0.497	(0.777)	0.818		0.983		0.467

Total income (loss) from operations	$1.160		$0.337	$(0.934)	$0.700		$0.841		$0.300

Less Distributions

From net realized gain	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Total distributions	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Redemption fees(1)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$9.950		$9.400	$9.070	$11.350		$12.450		$11.780

Total Return(4)	12.52	%(5)	3.72%	(7.18)%	6.12%		7.20%		2.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$216,774		$210,624	$237,891	$298,695		$339,812		$424,176
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.76	%(8)(9)	2.82%	2.86%	2.27	%(9)	2.07	%(9)	2.24	%(9)
Net investment loss	(0.22	)%(2)(8)	(1.69)%	(1.80)%	(1.06)%		(1.17)%		(1.43)%
Portfolio Turnover of the Portfolio	27	%(5)	48%	54%	69%		46%		14%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.068 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized except for the advisory fee waiver allocated from the Portfolio, which is 0.06% of average daily net assets and is non-recurring.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007 and 2006).

See Notes to Financial Statements.
11

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	February 28, 2011		Period Ended
	(Unaudited)		August 31, 2010(1)

Net asset value — Beginning of period	$9.120		$8.920

Income (Loss) From Operations

Net investment income (loss)(2)	$0.038	(3)	$(0.053)
Net realized and unrealized gain	1.142		0.260

Total income from operations	$1.180		$0.207

Less Distributions

From net realized gain	$(0.610)		$(0.007)

Total distributions	$(0.610)		$(0.007)

Redemption fees(2)	$0.000	(4)	$0.000	(4)

Net asset value — End of period	$9.690		$9.120

Total Return(5)	13.13	%(6)	2.32	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,514		$38,988
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.76	%(9)(10)	1.82	%(11)
Net investment income (loss)	0.74	%(3)(9)	(0.63	)%(11)
Portfolio Turnover of the Portfolio	27	%(6)	48	%(12)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.58)%.
(4)	Amount is less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized except for the advisory fee waiver allocated from the Portfolio, which is 0.06% of average daily net assets and is non-recurring.
(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011).
(11)	Annualized.
(12)	For the Portfolio’s year ended August 31, 2010.

See Notes to Financial Statements.
12

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended August 31,
	February 28, 2011
	(Unaudited)		2010	2009	2008		2007		2006

Net asset value — Beginning of period	$9.450		$9.080	$11.300	$12.350		$11.630		$11.280

Income (Loss) From Operations

Net investment income (loss)(1)	$0.012	(2)	$(0.111)	$(0.113)	$(0.061)		$(0.082)		$(0.106)
Net realized and unrealized gain (loss)	1.178		0.488	(0.761)	0.811		0.973		0.456

Total income (loss) from operations	$1.190		$0.377	$(0.874)	$0.750		$0.891		$0.350

Less Distributions

From net realized gain	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Total distributions	$(0.610)		$(0.007)	$(1.346)	$(1.800)		$(0.171)		$—

Redemption fees(1)	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)	$0.000	(3)	$—

Net asset value — End of period	$10.030		$9.450	$9.080	$11.300		$12.350		$11.630

Total Return(4)	12.77	%(5)	4.16%	(6.63)%	6.62%		7.73%		3.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,015		$17,461	$13,508	$10,386		$7,265		$5,664
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.26	%(8)(9)	2.32%	2.36%	1.77	%(8)	1.57	%(8)	1.74	%(8)
Net investment income (loss)	0.19	%(2)(9)	(1.17)%	(1.30)%	(0.55)%		(0.68)%		(0.92)%
Portfolio Turnover of the Portfolio	27	%(5)	48%	54%	69%		46%		14%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.063 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.07)%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007 and 2006).
(9)	Annualized except for the advisory fee waiver allocated from the Portfolio, which is 0.06% of average daily net assets and is non-recurring.

See Notes to Financial Statements.
13

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A, Class I and Class R shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. Pursuant to the management fee agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, 0.233% on net assets of $500 million but less than $1 billion, 0.217% on net assets of $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended February 28, 2011, the management fee was equivalent to 0.24% (annualized) of the Fund’s average daily net assets and amounted to $1,301,434.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2011, EVM earned $48,652 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28,238 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2011. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organization.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2011 amounted to $888,197 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2011, the Fund paid or accrued to EVD $362,026 and $817,599 for Class B and Class C shares, respectively. At February 28, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $9,199,000 and $60,267,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2011, the Fund paid or accrued to EVD $24,797, representing 0.25% (annualized) of the average daily net assets of Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2011 amounted to $120,675, $272,533 and $24,797 for Class B, Class C and Class R shares, respectively.

15

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2011, the Fund was informed that EVD received approximately $1,000, $37,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended February 28, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,071,410 and $93,309,533, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2011	Year Ended
Class A	(Unaudited)	August 31, 2010

Sales	3,655,491	8,457,971
Issued to shareholders electing to receive payments of distributions in Fund shares	4,122,061	56,406
Redemptions	(9,356,663)	(24,342,490)
Exchange from Class B shares	1,155,382	6,242,388

Net decrease	(423,729)	(9,585,725)

	Six Months Ended
	February 28, 2011	Year Ended
Class B	(Unaudited)	August 31, 2010

Sales	256,986	401,265
Issued to shareholders electing to receive payments of distributions in Fund shares	487,234	10,969
Redemptions	(1,093,145)	(4,019,997)
Exchange to Class A shares	(1,121,486)	(6,028,006)

Net decrease	(1,470,411)	(9,635,769)

16

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	February 28, 2011	Year Ended
Class C	(Unaudited)	August 31, 2010

Sales	781,533	1,454,042
Issued to shareholders electing to receive payments of distributions in Fund shares	980,626	13,879
Redemptions	(2,382,699)	(5,269,412)

Net decrease	(620,540)	(3,801,491)

	Six Months Ended
	February 28, 2011	Period Ended
Class I	(Unaudited)	August 31, 2010(1)

Sales	918,659	5,094,165
Issued to shareholders electing to receive payments of distributions in Fund shares	123,544	1,023
Redemptions	(721,385)	(822,059)

Net increase	320,818	4,273,129

	Six Months Ended
	February 28, 2011	Year Ended
Class R	(Unaudited)	August 31, 2010

Sales	513,968	907,226
Issued to shareholders electing to receive payments of distributions in Fund shares	109,239	1,111
Redemptions	(276,609)	(548,327)

Net increase	346,598	360,010

(1)	Class I commenced operations on October 1, 2009.
For the six months ended February 28, 2011 and year ended August 31, 2010, the Fund received $8,423 and $24,228, respectively, in redemption fees.

17

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 99.81%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization – Europe — 18.54%(1)

Novartis AG	1,000,000	$56,196,615	5.14%
Roche Holding AG	323,000	48,722,081	4.45
Sanofi-Aventis	471,000	32,568,665	2.98
Shire PLC ADR	482,000	40,974,820	3.75
Warner Chilcott PLC, Class A	1,025,000	24,272,000	2.22

		$202,734,181	18.54%

Major Capitalization – Far East — 8.97%(1)

Mitsubishi Tanabe Pharma Corp.	3,205,200	$54,337,667	4.97%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,789,600	4,425,625	0.40
Shionogi & Co., Ltd.	1,200,000	22,798,606	2.09
Sinopharm Group Co., Ltd., Class H	4,500,000	16,460,123	1.51

		$98,022,021	8.97%

Major Capitalization – North America — 50.61%(1)

Aetna, Inc.	335,000	$12,515,600	1.15%
Allergan, Inc.	610,000	45,243,700	4.14
Amgen, Inc.(2)	790,000	40,550,700	3.71
Baxter International, Inc.	305,000	16,210,750	1.48
Bristol-Myers Squibb Co.	1,200,000	30,972,000	2.83
Cardinal Health, Inc.	185,000	7,703,400	0.70
Celgene Corp.(2)	240,000	12,744,000	1.17
Express Scripts, Inc.(2)	375,000	21,082,500	1.93
Gilead Sciences, Inc.(2)	950,000	37,031,000	3.39
Hospira, Inc.(2)	440,000	23,254,000	2.13
Humana, Inc.(2)	185,000	12,026,850	1.10
Illumina, Inc.(2)	310,000	21,514,000	1.97
McKesson Corp.	97,000	7,690,160	0.70
Merck & Co., Inc.	800,000	26,056,000	2.38
Perrigo Co.	400,000	30,572,000	2.80
Pfizer, Inc.	2,275,000	43,771,000	4.00
Stryker Corp.	220,000	13,917,200	1.27
Thermo Fisher Scientific, Inc.(2)	481,900	26,899,658	2.46
UnitedHealth Group, Inc.	650,000	27,677,000	2.53
Vertex Pharmaceuticals, Inc.(2)	620,000	28,935,400	2.65
Watson Pharmaceuticals, Inc.(2)	356,000	19,932,440	1.82
WellPoint, Inc.(2)	510,000	33,899,700	3.10
Zimmer Holdings, Inc.(2)	210,000	13,091,400	1.20

		$553,290,458	50.61%

Small & Mid Capitalization – Europe — 4.06%(1)

Elan Corp. PLC ADR(2)	3,091,200	$19,629,120	1.80%
Given Imaging, Ltd.(2)	725,900	13,864,690	1.27
Hikma Pharmaceuticals PLC	872,300	10,853,994	0.99

		$44,347,804	4.06%

Small & Mid Capitalization – Far East — 8.12%(1)

Nichi-Iko Pharmaceutical Co., Ltd.	865,000	$24,290,759	2.22%
Sawai Pharmaceutical Co., Ltd.	410,000	38,479,396	3.52
Towa Pharmaceutical Co., Ltd.	470,000	26,049,977	2.38

		$88,820,132	8.12%

Small & Mid Capitalization – North America — 9.51%(1)

Align Technology, Inc.(2)	675,000	$14,073,750	1.29%
Allos Therapeutics, Inc.(2)	2,883,000	9,629,220	0.88
BioMarin Pharmaceutical, Inc.(2)	1,025,000	25,071,500	2.29
Dendreon Corp.(2)	467,600	15,706,684	1.44
Human Genome Sciences, Inc.(2)	628,000	15,718,840	1.44
Incyte Corp.(2)	688,000	9,411,840	0.86
NPS Pharmaceuticals, Inc.(2)	1,850,000	14,300,500	1.31

		$103,912,334	9.51%

Total Common Stocks
(identified cost $923,916,519)		$1,091,126,930

Call Options Purchased — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets

Small & Mid Capitalization – North America — 0.00%(1)

Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/11	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/11	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/11	0	0.00

				$0	0.00%

Total Call Options Purchased
(identified cost $0)				$0

See Notes to Financial Statements.
18

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.01%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets

Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	$95	$95,207	0.01%

Total Short-Term Investments
(identified cost $95,207)		$95,207

Total Investments
(identified cost $924,011,726)		$1,091,222,137	99.82%

Other Assets, Less Liabilities		$1,991,594	0.18%

Net Assets		$1,093,213,731	100.00%

ADR - American Depositary Receipt

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011.

See Notes to Financial Statements.
19

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Unaffiliated investments, at value (identified cost, $923,916,519)	$1,091,126,930
Affiliated investment, at value (identified cost, $95,207)	95,207
Foreign currency, at value (identified cost, $164,576)	164,288
Dividends receivable	2,125,084
Interest receivable from affiliated investment	62
Receivable for investments sold	2,245,121
Tax reclaims receivable	2,657,723

Total assets	$1,098,414,415

Liabilities

Demand note payable	$3,500,000
Payable for investments purchased	511,875
Payable to affiliates:
Investment adviser fee	870,804
Administration fee	179,535
Accrued expenses	138,470

Total liabilities	$5,200,684

Net Assets applicable to investors’ interest in Portfolio	$1,093,213,731

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$925,752,431
Net unrealized appreciation	167,461,300

Total	$1,093,213,731

See Notes to Financial Statements.
20

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	February 28, 2011

Dividends (net of foreign taxes, $430,000)	$13,749,611
Interest allocated from affiliated investment	16,647
Expenses allocated from affiliated investment	(496)

Total investment income	$13,765,762

Expenses

Investment adviser fee	$5,593,992
Administration fee	1,168,045
Trustees’ fees and expenses	17,933
Custodian fee	131,993
Legal and accounting services	74,150
Miscellaneous	7,863

Total expenses	$6,993,976

Deduct —
Reduction of custodian fee	$46
Waiver of investment adviser fee	624,701

Total expense reductions	$624,747

Net expenses	$6,369,229

Net investment income	$7,396,533

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$48,841,728
Investment transactions allocated from affiliated investments	428
Foreign currency transactions	(646,468)

Net realized gain	$48,195,688

Change in unrealized appreciation (depreciation) —
Investments	$80,406,382
Foreign currency	180,666

Net change in unrealized appreciation (depreciation)	$80,587,048

Net realized and unrealized gain	$128,782,736

Net increase in net assets from operations	$136,179,269

See Notes to Financial Statements.
21

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	August 31, 2010

From operations —
Net investment income (loss)	$7,396,533	$(2,368,770)
Net realized gain from investment and foreign currency transactions	48,195,688	67,003,143
Net change in unrealized appreciation (depreciation) from investments and foreign currency	80,587,048	(5,990,326)

Net increase in net assets from operations	$136,179,269	$58,644,047

Capital transactions —
Contributions	$2,071,410	$15,272,246
Withdrawals	(93,309,533)	(198,132,953)

Net decrease in net assets from capital transactions	$(91,238,123)	$(182,860,707)

Net increase (decrease) in net assets	$44,941,146	$(124,216,660)

Net Assets

At beginning of period	$1,048,272,585	$1,172,489,245

At end of period	$1,093,213,731	$1,048,272,585

See Notes to Financial Statements.
22

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008		2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.23	%(2)(3)	1.32%	1.34%	0.81	%(2)	0.62	%(2)	0.81	%(2)
Net investment income (loss)	1.30	%(3)(4)	(0.21)%	(0.28)%	0.39%		0.28%		(0.01)%
Portfolio Turnover	27	%(5)	48%	54%	69%		46%		14%

Total Return	13.36	%(5)	5.22%	(5.67)%	7.62%		8.76%		4.03%

Net assets, end of period (000’s omitted)	$1,093,214		$1,048,273	$1,172,489	$1,664,556		$1,841,728		$2,268,551

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the six months ended February 28, 2011 and less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007 and 2006).

(3)	Annualized except for the advisory fee waiver, which is 0.06% of average daily net assets and is non-recurring.

(4)	Includes special dividends equal to 1.37% of average daily net assets.

(5)	Not annualized.

See Notes to Financial Statements.
23

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2011, Eaton Vance Worldwide Health Sciences Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

24

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and OrbiMed, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $30 million, 0.90% of the next $20 million, 0.75% of the next $450 million, 0.70% on net assets of $500 million but less than $1 billion, 0.65% on net assets of $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. In addition, effective September 1, 1997, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor’s 500 Index over a 36-month performance period. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2011, the Portfolio’s investment adviser fee totaled $5,593,992. For the six months ended February 28, 2011, the investment adviser fee, including an upward performance adjustment of $1,629,217, was equivalent to 1.03% (annualized) of the Portfolio’s average daily net assets.

OrbiMed has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2011, OrbiMed waived $624,701 of its investment adviser fee.

The administration fee is earned by EVM as compensation for administrative services rendered to the Portfolio. Pursuant to the administration agreement and subsequent fee reduction agreements between the Portfolio and EVM, the fee is computed at an annual rate of 0.225% of the Portfolio’s average daily net assets up to $500 million, 0.208% on net assets of $500 million but less than $1 billion, 0.192% on net assets of $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more. For the six months ended February 28, 2011, the administration fee was equivalent to 0.21% (annualized) of the Portfolio’s average daily net assets and amounted to $1,168,045.

Except for Trustees of the Portfolio who are not members of OrbiMed’s or EVM’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $285,399,339 and $342,952,040, respectively, for the six months ended February 28, 2011.

25

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$925,687,687

Gross unrealized appreciation	$206,235,179
Gross unrealized depreciation	(40,700,729)

Net unrealized appreciation	$165,534,450

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2011, the Portfolio had a balance outstanding pursuant to this line of credit of $3,500,000 at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2011. The Portfolio’s average borrowings or allocated fees during the six months ended February 28, 2011 were not significant.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Concentration of Risk

As the Portfolio concentrates its investments in medical research and the health care industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s shares can also be impacted by regulatory activities that affect health sciences companies.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Eaton Vance
Worldwide Health Sciences Portfolio

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$65,246,820	$137,487,361		$—	$202,734,181
Major Capitalization – Far East	—	98,022,021		—	98,022,021
Major Capitalization – North America	553,290,458	—		—	553,290,458
Small & Mid Capitalization – Europe	33,493,810	10,853,994		—	44,347,804
Small & Mid Capitalization – Far East	—	88,820,132		—	88,820,132
Small & Mid Capitalization – North America	103,912,334	—		—	103,912,334

Total Common Stocks	$755,943,422	$335,183,508	*	$—	$1,091,126,930

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	95,207		—	95,207

Total Investments	$755,943,422	$335,278,715		$0	$1,091,222,137

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended February 28, 2011 to require a reconciliation of Level 3 investments. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Officers of Eaton Vance Worldwide Health Sciences Portfolio

Samuel D. Isaly President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Eaton Vance Worldwide Health Sciences Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. * Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

28

Eaton Vance
Worldwide Health Sciences Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

29

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Sponsor and Manager of Eaton Vance
Worldwide Health Sciences Fund and
Administrator of Worldwide Health
Sciences Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC
767 3rd Avenue
New York, NY 10017

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Worldwide Health Sciences Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

426-4/11	HSSRC

Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund Semiannual Report February 28, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. A Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2011
Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	24
Officers and Trustees	26
Important Notices	27

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund
February 28, 2011
Portfolio Manager Richard Bernstein, CEO, Richard Bernstein Advisors LLC
Performance1

	Class A	Class C	Class I
Symbol	ERBAX	ERBCX	ERBIX
Inception Date	10/12/10	10/12/10	10/12/10

% Cumulative Total Returns at net asset value (NAV)

Since Inception	14.70	14.30	14.80

% Cumulative SEC Total Returns with maximum sales charge

Since Inception	8.11	13.30	14.80

% Maximum Sales Charge	5.75	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

	1.50	2.25	1.25

Comparative Performance (10/12/10 - 2/28/11)[3]			% Return

MSCI All-Country World Index			10.96 *

Lipper Global Multi-Cap Core Funds Classification			9.52 *

* Source: MSCI; Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund
February 28, 2011
Fund Profile

Regional Distribution4 (% of net assets)

Sector Weightings5 (% of net assets)

Top 10 Holdings5 (% of net assets)

JPMorgan Chase & Co.	0.9
Exxon Mobil Corp.	0.9
Google, Inc., Class A	0.9
Roche Holding AG	0.7
Suncor Energy, Inc.	0.6
Anglo American PLC	0.6
BNP Paribas	0.6
GDF Suez	0.5
Royal Bank of Canada	0.5
BP PLC	0.5

Total % of net assets	6.7

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund
February 28, 2011
Endnotes and Additional Disclosures

1.	Returns are cumulative since inception. Cumulative Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A reflect the maximum 5.75% sales charge. SEC Cumulative Total Returns for Class C reflect a 1% contingent deferred sales charge for the first year. Class I shares are offered at NAV. Absent an allocation of certain expenses to the investment adviser, sub-adviser and administrator, the returns would be lower.

2.	Source: Prospectus dated 10/12/10, as revised or supplemented.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Index total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The MSCI All Country World Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, and its return reflects dividends net of any applicable foreign withholding taxes. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

4.	Regional Distribution is shown as a percentage of the Fund’s net assets as of 2/28/11.

5.	Sector Weightings and Top 10 Holdings are shown as a percentage of the Fund’s net assets as of 2/28/11 and exclude cash equivalents.

4

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Fund Expenses

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 12, 2010 – February 28, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2010 – February 28, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(10/12/10)	(2/28/11)	(10/12/10 – 2/28/11)		Ratio

Actual*
Class A	$1,000.00	$1,147.00	$6.18	***	1.50%
Class C	$1,000.00	$1,143.00	$9.25	***	2.25%
Class I	$1,000.00	$1,148.00	$5.15	***	1.25%
*    The Fund had not commenced operations on September 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 140/365 (to reflect the period from commencement of operations on October 12, 2010 to February 28, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 12, 2010.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(9/1/10)	(2/28/11)	(9/1/10 – 2/28/11)		Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	***	1.50%
Class C	$1,000.00	$1,013.60	$11.23	***	2.25%
Class I	$1,000.00	$1,018.60	$6.26	***	1.25%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 12, 2010.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value

Aerospace & Defense — 1.3%

Aerovironment, Inc.(1)	16,974	$492,416
Honeywell International, Inc.	17,524	1,014,815
Precision Castparts Corp.	5,872	832,356
Raytheon Co.	14,567	745,976

		$3,085,563

Airlines — 0.8%

Air France-KLM(1)	42,536	$695,728
Delta Air Lines, Inc.(1)	44,895	504,620
Vueling Airlines SA(1)	41,457	615,225

		$1,815,573

Automobiles — 0.6%

Fiat SpA	32,586	$302,612
Ford Motor Co.(1)	70,819	1,065,826

		$1,368,438

Biotechnology — 1.9%

Basilea Pharmaceutica, Ltd.(1)	4,832	$365,211
Celgene Corp.(1)	6,417	340,743
Genmab AS(1)	56,576	597,450
Genzyme Corp.(1)	4,938	372,572
Gilead Sciences, Inc.(1)	22,766	887,419
Isis Pharmaceuticals, Inc.(1)	79,275	722,988
Onyx Pharmaceuticals, Inc.(1)	13,081	460,974
Vertex Pharmaceuticals, Inc.(1)	13,159	614,130

		$4,361,487

Building Products — 1.0%

Apogee Enterprises, Inc.	37,642	$514,566
Asahi Glass Co., Ltd.	67,000	936,812
Compagnie de Saint-Gobain	16,578	990,186

		$2,441,564

Capital Markets — 3.4%

Ameriprise Financial, Inc.	10,753	$680,880
BlackRock, Inc.	3,303	673,779
Calamos Asset Management, Inc.	26,290	435,888
Charles Schwab Corp. (The)	25,807	489,559
Credit Suisse Group AG	24,009	1,110,365
Deutsche Bank AG	15,109	974,384
E*Trade Financial Corp.(1)	38,529	615,693
Invesco, Ltd.	25,614	687,480
Morgan Stanley	35,487	1,053,254
SBI Holdings, Inc.	3,531	559,358
SWS Group, Inc.	12,835	69,181
TradeStation Group, Inc.(1)	89,594	602,968

		$7,952,789

Chemicals — 2.9%

A. Schulman, Inc.	28,181	$627,309
Dow Chemical Co. (The)	25,658	953,451
Georgia Gulf Corp.(1)	17,978	573,858
Kanto Denka Kogyo Co., Ltd.	46,000	393,401
Monsanto Co.	13,733	987,265
Omnova Solutions, Inc.(1)	74,219	522,502
Stella Chemifa Corp.	10,100	458,587
Stepan Co.	8,488	595,773
Tokyo Ohka Kogyo Co., Ltd.	19,100	418,739
W.R. Grace & Co.(1)	22,269	847,113
Westlake Chemical Corp.	9,961	476,236

		$6,854,234

Commercial Banks — 6.8%

Alpha Bank A.E.(1)	68,249	$454,947
Banco Bilbao Vizcaya Argentaria SA	22,661	279,354
Banco Santander SA	63,052	776,280
Bank of Montreal	8,636	550,756
BNP Paribas	16,796	1,310,847
BOK Financial Corp.	11,086	569,266
Credit Agricole SA	54,497	956,707
EFG Eurobank Ergasias SA(1)	55,840	356,634
Home BancShares, Inc.	30,684	691,310
HSBC Holdings PLC	42,275	465,581
Jyske Bank AS(1)	10,158	437,866
MB Financial, Inc.	35,447	729,145
Natixis(1)	18,193	108,534
Pinnacle Financial Partners, Inc.(1)	36,816	587,215
PNC Financial Services Group, Inc.	16,316	1,006,697
PrivateBancorp, Inc.	39,461	565,082
Resona Holdings, Inc.	66,200	361,655
Royal Bank of Canada	21,142	1,235,813
S&T Bancorp, Inc.	24,420	544,566
Societe Generale	14,820	1,042,078
Sumitomo Mitsui Financial Group, Inc.	26,700	1,010,373
U.S. Bancorp	23,040	638,899
Unione di Banche Italiane Scpa	60,444	610,853

See Notes to Financial Statements.
6

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)

Wells Fargo & Co.	18,929	$610,650

		$15,901,108

Commercial Services & Supplies — 0.7%

M&F Worldwide Corp.(1)	22,021	$546,341
RR Donnelley & Sons Co.	36,712	683,577
Viad Corp.	20,980	480,862

		$1,710,780

Communications Equipment — 1.3%

Calix, Inc.(1)	27,738	$493,459
Cisco Systems, Inc.(1)	17,728	329,032
Hitachi Kokusai Electric, Inc.	89,000	861,940
Research In Motion, Ltd.(1)	15,613	1,030,903
Telefonaktiebolaget LM Ericsson, Class B	32,925	422,888

		$3,138,222

Computers & Peripherals — 2.1%

Apple, Inc.(1)	2,922	$1,032,080
Fujitsu, Ltd.	117,000	793,402
Hewlett-Packard Co.	22,682	989,616
Intevac, Inc.(1)	35,802	457,191
Seagate Technology PLC(1)	59,744	758,749
Silicon Graphics International Corp.(1)	20,402	316,435
Western Digital Corp.(1)	17,879	546,740

		$4,894,213

Construction & Engineering — 0.5%

Foster Wheeler AG(1)	12,078	$436,740
URS Corp.(1)	13,188	613,638

		$1,050,378

Construction Materials — 1.4%

Buzzi Unicem SpA	56,629	$800,844
CRH PLC	29,413	680,188
Holcim, Ltd.	12,389	910,234
Italcementi SpA	59,238	587,755
Texas Industries, Inc.	10,062	410,328

		$3,389,349

Diversified Consumer Services — 0.9%

DeVry, Inc.	5,665	$307,326
Education Management Corp.(1)	21,207	410,780
ITT Educational Services, Inc.(1)	4,243	321,832
Lincoln Educational Services Corp.	38,050	590,155
Service Corporation International	50,494	550,385

		$2,180,478

Diversified Financial Services — 2.6%

CME Group, Inc.	3,183	$990,804
Groupe Bruxelles Lambert SA	9,637	885,798
ING Groep NV(1)	80,672	1,011,991
JPMorgan Chase & Co.	47,301	2,208,484
Leucadia National Corp.	27,474	910,214

		$6,007,291

Diversified Telecommunication Services — 0.9%

AT&T, Inc.	10,830	$307,355
Cbeyond, Inc.(1)	29,038	405,951
France Telecom SA	13,450	297,632
Global Crossing, Ltd.(1)	26,434	416,336
Hellenic Telecommunications Organization SA	73,622	755,213

		$2,182,487

Electric Utilities — 2.3%

Alpiq Holding, Ltd.	2,089	$849,570
American Electric Power Co., Inc.	24,726	884,696
EDF SA	21,695	967,349
Edison International	22,462	833,790
Exelon Corp.	22,001	918,762
Kyushu Electric Power Co., Inc.	12,600	292,731
PPL Corp.	21,354	543,032

		$5,289,930

Electrical Equipment — 0.6%

Alstom SA	12,100	$722,081
Nordex SE(1)	68,496	617,576

		$1,339,657

Electronic Equipment, Instruments & Components — 1.7%

Corning, Inc.	44,107	$1,017,108
Flextronics International, Ltd.(1)	77,569	627,533
FLIR Systems, Inc.	14,937	482,465
FUJIFILM Holdings Corp.	18,700	658,391
Itron, Inc.(1)	13,892	787,815
LG Display Co., Ltd. ADR	20,080	320,878

		$3,894,190

See Notes to Financial Statements.
7

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 3.7%

Baker Hughes, Inc.	8,937	$634,974
Cameron International Corp.(1)	6,341	374,943
CGGVeritas(1)	16,208	600,463
Exterran Holdings, Inc.(1)	26,375	598,713
Gulf Island Fabrication, Inc.	13,579	420,542
Halliburton Co.	17,762	833,748
Helmerich & Payne, Inc.	9,183	596,803
McDermott International, Inc.(1)	23,562	540,748
Nabors Industries, Ltd.(1)	27,195	774,242
Noble Corp.	21,283	951,563
Seadrill, Ltd.	12,728	486,166
Tenaris SA	18,374	415,136
Transocean, Ltd.(1)	9,977	844,354
Weatherford International, Ltd.(1)	29,402	710,940

		$8,783,335

Food & Staples Retailing — 0.8%

Kroger Co. (The)	32,654	$747,777
Seven & i Holdings Co., Ltd.	27,000	753,656
Winn-Dixie Stores, Inc.(1)	40,485	282,585

		$1,784,018

Food Products — 0.7%

Dean Foods Co.(1)	59,550	$628,848
Mead Johnson Nutrition Co., Class A	13,869	830,059
Nestle SA	4,995	282,812

		$1,741,719

Health Care Equipment & Supplies — 1.1%

Boston Scientific Corp.(1)	63,361	$453,665
Covidien PLC	9,706	499,373
Intuitive Surgical, Inc.(1)	2,485	814,956
Zimmer Holdings, Inc.(1)	13,406	835,730

		$2,603,724

Health Care Providers & Services — 2.6%

Accretive Health, Inc.(1)	16,339	$332,172
Aetna, Inc.	22,252	831,335
Community Health Systems, Inc.(1)	15,533	634,833
Healthways, Inc.(1)	41,243	576,165
IPC The Hospitalist Co., Inc.(1)	11,524	470,179
Medco Health Solutions, Inc.(1)	13,376	824,496
PharMerica Corp.(1)	70,152	824,286
Triple-S Management Corp.(1)	27,426	541,938
WellPoint, Inc.(1)	14,957	994,192

		$6,029,596

Hotels, Restaurants & Leisure — 0.7%

California Pizza Kitchen, Inc.(1)	27,094	$456,263
Royal Caribbean Cruises, Ltd.(1)	7,996	350,145
Starwood Hotels & Resorts Worldwide, Inc.	13,621	832,243

		$1,638,651

Household Durables — 1.3%

Cavco Industries, Inc.(1)	15,230	$621,689
Funai Electric Co., Ltd.	21,800	709,910
Sony Corp.	28,200	1,038,284
Stanley Black & Decker, Inc.	9,853	747,153

		$3,117,036

Household Products — 0.1%

Procter & Gamble Co.	5,484	$345,766

		$345,766

Independent Power Producers & Energy Traders — 0.6%

Calpine Corp.(1)	44,262	$669,684
NRG Energy, Inc.(1)	40,200	803,598

		$1,473,282

Industrial Conglomerates — 0.5%

General Electric Co.	21,040	$440,157
Tyco International, Ltd.	16,464	746,478

		$1,186,635

Insurance — 7.5%

Aegon NV(1)	100,199	$771,268
Allstate Corp. (The)	14,537	461,986
Assured Guaranty, Ltd.	53,823	782,048
Aviva PLC	133,804	1,015,631
AXA SA	52,081	1,094,170
CNP Assurances	20,473	454,288
Dai-ichi Life Insurance Co., Ltd. (The)	390	705,388
eHealth, Inc.(1)	47,238	592,365
Euler Hermes SA(1)	6,984	660,438
Fondiaria-Sai SpA	58,014	549,060
Genworth Financial, Inc., Class A(1)	28,890	382,215
Great-West Lifeco, Inc.	30,564	862,921
Grupo Catalana Occidente SA	13,473	284,490
Hartford Financial Services Group, Inc.	22,370	662,152

See Notes to Financial Statements.
8

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Lincoln National Corp.	15,146	$480,431
Manulife Financial Corp.	45,049	851,320
MetLife, Inc.	25,603	1,212,558
Power Corporation of Canada	32,911	994,562
Power Financial Corp.	18,733	609,876
Principal Financial Group, Inc.	19,634	672,661
Prudential Financial, Inc.	14,443	950,783
Sun Life Financial, Inc.	21,701	720,798
Swiss Reinsurance Co., Ltd.	15,287	936,878
Tokio Marine Holdings, Inc.	16,200	532,651
Travelers Companies, Inc. (The)	5,217	312,655

		$17,553,593

Internet Software & Services — 2.0%

Access Co., Ltd.	245	$348,332
Google, Inc., Class A(1)	3,284	2,014,405
Gourmet Navigator, Inc.	261	381,060
ModusLink Global Solutions, Inc.(1)	42,000	289,800
Monster Worldwide, Inc.(1)	50,158	860,210
Yahoo! Inc.(1)	53,867	883,419

		$4,777,226

IT Services — 2.5%

Alliance Data Systems Corp.(1)	8,932	$703,306
CoreLogic, Inc.	47,802	891,507
International Business Machines Corp.	2,461	398,387
Lender Processing Services, Inc.	16,284	554,796
MasterCard, Inc., Class A	1,939	466,446
TNS, Inc.(1)	31,906	601,428
Unisys Corp.(1)	10,300	382,748
Visa, Inc., Class A	14,917	1,089,687
Western Union Co.	39,374	865,834

		$5,954,139

Life Sciences Tools & Services — 0.4%

eResearchTechnology, Inc.(1)	81,580	$518,033
Thermo Fisher Scientific, Inc.(1)	6,591	367,910

		$885,943

Machinery — 0.7%

Fiat Industrial SpA(1)	36,009	$502,869
Ingersoll-Rand PLC	14,578	660,384
Navistar International Corp.(1)	8,135	504,207

		$1,667,460

Media — 5.5%

Belo Corp.(1)	71,180	$567,305
Cablevision Systems Corp.	24,524	903,709
CBS Corp., Class B	34,101	813,650
Central European Media Enterprises, Ltd., Class A(1)	28,062	552,821
Comcast Corp., Class A	38,335	987,510
Dex One Corp.(1)	126,989	669,232
DIRECTV, Class A(1)	8,255	379,482
Entercom Communications Corp., Class A(1)	68,524	896,294
Gestevision Telecinco SA	43,390	545,374
Interpublic Group of Cos., Inc.(1)	66,522	878,090
McGraw-Hill Cos., Inc. (The)	23,009	889,988
News Corp., Class A	47,470	824,554
RTL Group SA	4,684	475,921
Time Warner Cable, Inc.	12,515	903,333
Time Warner, Inc.	25,305	966,651
Tokyo Broadcasting System Holdings, Inc.	39,600	572,412
Viacom, Inc., Class B	21,104	942,505

		$12,768,831

Metals & Mining — 3.2%

AMCOL International Corp.	13,431	$419,181
Anglo American PLC	25,855	1,402,472
ArcelorMittal	27,775	1,020,077
BHP Billiton, Ltd.	9,949	470,131
Brush Engineered Materials, Inc.(1)	11,267	493,157
JFE Holdings, Inc.	26,200	829,737
Kyoei Steel, Ltd.	33,400	558,786
Metals USA Holdings Corp.(1)	30,082	449,726
Nucor Corp.	15,071	722,805
Olympic Steel, Inc.	16,645	447,584
Salzgitter AG	9,140	760,595

		$7,574,251

Multi-Utilities — 1.2%

GDF Suez	31,237	$1,266,986
Veolia Environnement SA	22,392	736,752
Xcel Energy, Inc.	31,282	748,891

		$2,752,629

Multiline Retail — 0.3%

Sears Holdings Corp.(1)	8,632	$719,132

		$719,132

See Notes to Financial Statements.
9

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 9.3%

Anadarko Petroleum Corp.	10,738	$878,690
Bill Barrett Corp.(1)	9,536	370,760
BP PLC	150,716	1,215,021
Cenovus Energy, Inc.	27,345	1,062,502
Chesapeake Energy Corp.	20,709	737,447
Chevron Corp.	4,154	430,977
Comstock Resources, Inc.(1)	26,544	704,743
Crosstex Energy, Inc.	31,984	328,795
Encana Corp.	30,489	991,038
Exxon Mobil Corp.	24,291	2,077,609
Goodrich Petroleum Corp.(1)	34,933	710,537
Hess Corp.	11,202	974,910
Husky Energy, Inc.	20,017	617,477
INPEX Corp.	114	801,064
Motor Oil (Hellas) Corinth Refineries SA	58,779	707,689
Nexen, Inc.	25,843	705,160
Petrohawk Energy Corp.(1)	34,333	741,593
Petroleo Brasileiro SA ADR	28,520	1,135,952
Petroplus Holdings AG(1)	48,438	785,278
PetroQuest Energy, Inc.(1)	63,401	546,517
Plains Exploration & Production Co.(1)	13,080	512,344
QEP Resources, Inc.	17,516	692,758
Southwestern Energy Co.(1)	21,097	832,910
Spectra Energy Corp.	33,007	882,937
Suncor Energy, Inc.	30,146	1,416,774
Williams Cos., Inc.	27,281	828,251

		$21,689,733

Paper & Forest Products — 0.5%

Louisiana-Pacific Corp.(1)	46,265	$477,455
MeadWestvaco Corp.	23,388	686,438

		$1,163,893

Pharmaceuticals — 1.2%

Johnson & Johnson	5,521	$339,210
Optimer Pharmaceuticals, Inc.(1)	44,333	529,336
Pfizer, Inc.	21,311	410,024
Roche Holding AG	10,622	1,602,247

		$2,880,817

Professional Services — 0.3%

School Specialty, Inc.(1)	42,118	$646,511

		$646,511

Real Estate Investment Trusts (REITs) — 0.9%

Cedar Shopping Centers, Inc.	49,449	$299,661
Host Hotels & Resorts, Inc.	35,791	658,554
Parkway Properties, Inc.	44,456	720,632
Sunstone Hotel Investors, Inc.(1)	28,865	310,010

		$1,988,857

Real Estate Management & Development — 0.6%

Elbit Imaging, Ltd.(1)	29,907	$360,858
Goldcrest Co., Ltd.	21,460	587,777
St. Joe Co. (The)(1)	20,824	557,667

		$1,506,302

Road & Rail — 0.2%

Roadrunner Transportation Systems, Inc.(1)	29,295	$412,767

		$412,767

Semiconductors & Semiconductor Equipment — 2.9%

Axell Corp.	17,000	$481,103
Elpida Memory, Inc.(1)	44,800	676,016
First Solar, Inc.(1)	2,079	306,424
Manz Automation AG(1)	9,229	580,032
PMC-Sierra, Inc.(1)	45,265	357,593
Roth & Rau AG(1)	34,887	712,209
Soitec SA(1)	42,172	541,352
Sumco Corp.(1)	18,800	345,708
SunPower Corp., Class A(1)	26,624	454,472
Supertex, Inc.(1)	15,284	349,392
Teradyne, Inc.(1)	35,030	652,609
Ultra Clean Holdings, Inc.(1)	46,221	488,556
Ulvac, Inc.	20,200	488,110
Veeco Instruments, Inc.(1)	8,525	405,619

		$6,839,195

Software — 1.3%

Activision Blizzard, Inc.	48,753	$542,133
Adobe Systems, Inc.(1)	12,149	419,140
CA, Inc.	36,711	909,699
Microsoft Corp.	31,558	838,812
Nuance Communications, Inc.(1)	23,603	440,432

		$3,150,216

Specialty Retail — 1.6%

Christopher & Banks Corp.	98,250	$600,307
Citi Trends, Inc.(1)	23,598	518,920

See Notes to Financial Statements.
10

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)

EDION Corp.	52,900	$548,748
J. Crew Group, Inc.(1)	3,018	130,136
JUMBO SA	93,639	729,601
Select Comfort Corp.(1)	26,858	298,930
Staples, Inc.	15,405	328,126
Talbots, Inc.(1)	78,680	491,750

		$3,646,518

Textiles, Apparel & Luxury Goods — 0.2%

True Religion Apparel, Inc.(1)	21,614	$513,764

		$513,764

Thrifts & Mortgage Finance — 0.3%

TFS Financial Corp.	57,395	$595,760

		$595,760

Tobacco — 0.4%

Lorillard, Inc.	10,755	$825,661

		$825,661

Trading Companies & Distributors — 0.6%

Aircastle, Ltd.	45,814	$553,433
Kuroda Electric Co., Ltd.	54,600	761,192

		$1,314,625

Wireless Telecommunication Services — 0.2%

VimpelCom, Ltd. ADR	39,936	$563,896

		$563,896

Total Common Stocks
(identified cost $196,247,652)		$209,953,212

Short-Term Investments — 9.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$23,060	$23,060,267

Total Short-Term Investments
(identified cost $23,060,267)		$23,060,267

Total Investments — 99.4%
(identified cost $219,307,919)		$233,013,479

Other Assets, Less Liabilities — 0.6%		$1,335,805

Net Assets — 100.0%		$234,349,284

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011.

See Notes to Financial Statements.
11

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	62.6%	$146,657,938
Japan	7.6	17,865,323
France	5.3	12,445,591
Canada	5.0	11,649,900
Switzerland	4.5	10,532,670
Bermuda	2.1	4,816,422
United Kingdom	1.7	4,098,705
Germany	1.6	3,644,796
Italy	1.4	3,353,993
Greece	1.3	3,004,084
Ireland	1.1	2,598,694
Spain	1.1	2,500,723
Luxembourg	0.8	1,911,134
Netherlands	0.8	1,783,259
Brazil	0.5	1,135,952
Denmark	0.4	1,035,316
Belgium	0.4	885,798
Singapore	0.3	627,533
Panama	0.2	540,748
Australia	0.2	470,131
Sweden	0.2	422,888
Israel	0.1	360,858
Liberia	0.1	350,145
South Korea	0.1	320,878

Total Investments	99.4%	$233,013,479

See Notes to Financial Statements.
12

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2011

Unaffiliated investments, at value (identified cost, $196,247,652)	$209,953,212
Affiliated investment, at value (identified cost, $23,060,267)	23,060,267
Foreign currency, at value (identified cost, $2,908)	2,929
Dividends receivable	160,288
Interest receivable from affiliated investment	2,725
Receivable for Fund shares sold	7,578,604
Tax reclaims receivable	1,065
Receivable from affiliates	10,525

Total assets	$240,769,615

Liabilities

Payable for investments purchased	$5,980,647
Payable for Fund shares redeemed	240,252
Payable to affiliates:
Investment adviser and administrative fee	122,534
Distribution and service fees	44,350
Accrued expenses	32,548

Total liabilities	$6,420,331

Net Assets	$234,349,284

Sources of Net Assets

Paid-in capital	$220,795,980
Accumulated net realized gain	17,044
Accumulated net investment loss	(168,291)
Net unrealized appreciation	13,704,551

Total	$234,349,284

Class A Shares

Net Assets	$79,999,111
Shares Outstanding	6,972,410
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.47
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.17

Class C Shares

Net Assets	$51,091,192
Shares Outstanding	4,469,440
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.43

Class I Shares

Net Assets	$103,258,981
Shares Outstanding	8,996,014
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
13

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Statement of Operations (Unaudited)

Period Ended
Investment Income	February 28, 2011(1)

Dividends (net of foreign taxes, $11,924)	$341,268
Interest allocated from affiliated investment	6,952
Expenses allocated from affiliated investment	(276)

Total investment income	$347,944

Expenses

Investment adviser and administrative fee	$300,190
Distribution and service fees
Class A	24,709
Class C	66,840
Trustees’ fees and expenses	1,722
Custodian fee	31,571
Transfer and dividend disbursing agent fees	19,304
Legal and accounting services	23,991
Printing and postage	9,953
Registration fees	44,484
Miscellaneous	3,996

Total expenses	$526,760

Deduct —
Allocation of expenses to affiliates	$10,525

Total expense reductions	$10,525

Net expenses	$516,235

Net investment loss	$(168,291)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$136,955
Investment transactions allocated from affiliated investment	66
Foreign currency transactions	(119,977)

Net realized gain	$17,044

Change in unrealized appreciation (depreciation) —
Investments	$13,705,560
Foreign currency	(1,009)

Net change in unrealized appreciation (depreciation)	$13,704,551

Net realized and unrealized gain	$13,721,595

Net increase in net assets from operations	$13,553,304

(1)	For the period from the start of business, October 12, 2010, to February 28, 2011.

See Notes to Financial Statements.
14

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Statement of Changes in Net Assets (Unaudited)

Period Ended
Increase (Decrease) in Net Assets	February 28, 2011(1)

From operations —
Net investment loss	$(168,291)
Net realized gain from investment and foreign currency transactions	17,044
Net change in unrealized appreciation (depreciation) from investments and foreign currency	13,704,551

Net increase in net assets from operations	$13,553,304

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$77,667,217
Class C	48,991,416
Class I	127,603,149
Cost of shares redeemed
Class A	(1,745,503)
Class C	(806,320)
Class I	(30,913,979)

Net increase in net assets from Fund share transactions	$220,795,980

Net increase in net assets	$234,349,284

Net Assets

At beginning of period	$—

At end of period	$234,349,284

Accumulated net investment loss included in net assets

At end of period	$(168,291)

(1)	For the period from the start of business, October 12, 2010, to February 28, 2011.

See Notes to Financial Statements.
15

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Financial Highlights (Unaudited)

	Class A

	Period Ended
	February 28, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.019)
Net realized and unrealized gain	1.489

Total income from operations	$1.470

Net asset value — End of period	$11.470

Total Return(3)	14.70	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,999
Ratios (as a percentage of average daily net assets):
Expenses	1.50	%(5)(6)
Net investment loss	(0.46	)%(5)
Portfolio Turnover	1	%(4)

(1)	For the period from the start of business, October 12, 2010, to February 28, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.03% of average daily net assets for the period from the start of business, October 12, 2010, to February 28, 2011).

See Notes to Financial Statements.
16

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Financial Highlights (Unaudited) — continued

	Class C

	Period Ended
	February 28, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.052)
Net realized and unrealized gain	1.482

Total income from operations	$1.430

Net asset value — End of period	$11.430

Total Return(3)	14.30	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,091
Ratios (as a percentage of average daily net assets):
Expenses	2.25	%(5)(6)
Net investment loss	(1.24	)%(5)
Portfolio Turnover	1	%(4)

(1)	For the period from the start of business, October 12, 2010, to February 28, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.03% of average daily net assets for the period from the start of business, October 12, 2010, to February 28, 2011).

See Notes to Financial Statements.
17

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Financial Highlights (Unaudited) — continued

	Class I

	Period Ended
	February 28, 2011(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.009)
Net realized and unrealized gain	1.489

Total income from operations	$1.480

Net asset value — End of period	$11.480

Total Return(3)	14.80	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$103,259
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(5)(6)
Net investment loss	(0.22	)%(5)
Portfolio Turnover	1	%(4)

(1)	For the period from the start of business, October 12, 2010, to February 28, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.03% of average daily net assets for the period from the start of business, October 12, 2010, to February 28, 2011).

See Notes to Financial Statements.
18

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on October 12, 2010. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from October 12, 2010 to February 28, 2011 remains subject to examination by the Internal Revenue Service.

19

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to February 28, 2011 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administrative Fee and Other Transactions with Affiliates

The investment adviser and administrative fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended February 28, 2011, the investment adviser and administrative fee amounted to $300,190 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administrative fee for sub-advisory services provided to the Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2011. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA reimbursed expenses in total of $10,525 for the period ended February 28, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended February 28, 2011, EVM earned $324 in sub-transfer agent fees. The Fund was informed that

20

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $96,492 as its portion of the sales charge on sales of Class A shares for the period ended February 28, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the period ended February 28, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2011 amounted to $24,709 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended February 28, 2011, the Fund paid or accrued to EVD $50,322 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended February 28, 2011 amounted to $16,518 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended February 28, 2011, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $197,452,854 and $1,342,157, respectively, for the period ended February 28, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
February 28, 2011
Class A	(Unaudited)(1)

Sales	7,131,917
Redemptions	(159,507)

Net increase	6,972,410

21

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

Period Ended
February 28, 2011
Class C	(Unaudited)(1)

Sales	4,543,185
Redemptions	(73,745)

Net increase	4,469,440

Period Ended
February 28, 2011
Class I	(Unaudited)(1)

Sales	11,839,326
Redemptions	(2,843,312)

Net increase	8,996,014

(1)	For the period from the start of business, October 12, 2010, to February 28, 2011.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$219,307,919

Gross unrealized appreciation	$15,212,375
Gross unrealized depreciation	(1,506,815)

Net unrealized appreciation	$13,705,560

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended February 28, 2011.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

22

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Notes to Financial Statements (Unaudited) — continued

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$21,505,907	$4,446,941		$—	$25,952,848
Consumer Staples	3,660,696	1,036,468		—	4,697,164
Energy	25,462,251	5,010,817		—	30,473,068
Financials	30,839,198	20,666,502		—	51,505,700
Health Care	14,196,659	2,564,908		—	16,761,567
Industrials	11,332,713	5,338,800		—	16,671,513
Information Technology	25,356,858	7,290,543		—	32,647,401
Materials	9,690,181	9,291,546		—	18,981,727
Telecommunication Services	1,693,538	1,052,845		—	2,746,383
Utilities	5,402,453	4,113,388		—	9,515,841

Total Common Stocks	$149,140,454	$60,812,758	*	$—	$209,953,212

Short-Term Investments	$—	$23,060,267		$—	$23,060,267

Total Investments	$149,140,454	$83,873,025		$—	$233,013,479

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

23

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 9, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund (the “Fund”), a series of Eaton Vance Growth Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC (the “Sub-Adviser”). The Board reviewed information furnished with respect to the Fund for the July 22, 2010 and August 9, 2010 meetings as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Eaton Vance Funds brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser and the Sub-Adviser describing the financial results and condition of the Adviser and Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and the Sub-Adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates and the Sub-Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator); and
•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-Adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

24

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board considered the Adviser’s and the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. The Board also considered the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the sub-advisory agreement and the principal elements of the investment process and portfolio construction techniques employed by the Sub-Adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-Adviser’s expected profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee and the sub-advisory fee, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, the Sub-Adviser, and the Fund to share such benefits equitably.

25

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

Officers and Trustees

Officers of Eaton Vance Growth Trust

Duncan W. Richardson President Yana S. Barton Vice President Matthew F. Beaudry Vice President John D. Crowley Vice President Stephen J. Kaszynski Vice President Michael R. Mach Vice President
Lewis R. Piantedosi
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Trustees of Eaton Vance Growth Trust

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. * Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

26

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund

February 28, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

27

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Sub-Adviser
Richard Bernstein Advisors LLC
520 Madison Avenue, 28th Floor
New York, NY 10022

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Offices of the Fund
Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4887-4/11	RBMMESRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: April 12, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: April 12, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date: April 12, 2011